UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Tammie Lee, Esq.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Common stocks
Aerospace & defense	0.15%
Airlines	0.59
Auto components	0.13
Automobiles	1.94
Banks	4.65
Beverages	0.91
Biotechnology	1.18
Building products	0.10
Capital markets	0.58
Chemicals	1.29
Commercial services & supplies	0.06
Communications equipment	0.04
Construction & engineering	0.13
Construction materials	0.43
Consumer finance	0.22
Diversified financial services	0.73
Diversified telecommunication services	0.57
Electric utilities	0.36
Electrical equipment	0.39
Electronic equipment, instruments & components	0.58
Energy equipment & services	1.13
Food & staples retailing	0.52
Food products	1.47
Health care equipment & supplies	0.17
Health care providers & services	0.38
Hotels, restaurants & leisure	0.44
Household durables	0.40
Industrial conglomerates	1.18
Insurance	3.25
Internet & catalog retail	0.61
Internet software & services	0.73
IT services	0.40
Life sciences tools & services	0.14
Machinery	1.19
Marine	0.33
Media	1.36
Metals & mining	1.52

Multiline retail	0.27%
Multi-utilities	0.24
Oil, gas & consumable fuels	2.18
Paper & forest products	0.15
Personal products	0.42
Pharmaceuticals	3.90
Real estate investment trust (REIT)	0.74
Real estate management & development	0.31
Road & rail	0.34
Semiconductors & semiconductor equipment	1.52
Software	1.55
Specialty retail	0.41
Technology hardware, storage & peripherals	1.18
Textiles, apparel & luxury goods	0.64
Tobacco	0.90
Trading companies & distributors	0.64
Wireless telecommunication services	0.86

Total common stocks	46.50%
Bonds
Mortgage & agency debt security	0.01
US government obligations	1.94
Non-US government obligations	6.59

Total bonds	8.54%

Investment companies
iShares JP Morgan USD Emerging Markets Bond ETF	4.42
UBS Emerging Markets Equity Relationship Fund	7.06
UBS High Yield Relationship Fund	1.05

Total investment companies	12.53%
Warrants	0.03
Short-term investment	30.58
Investment of cash collateral from securities loaned	5.69

Total investments	103.87%
Liabilities, in excess of cash and other assets	(3.87)

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Securities Relationship Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 46.50%
Australia: 0.23%
Scentre Group*	70,853	$203,859
Westfield Corp. REIT	56,865	370,536

Total Australia common stocks		574,395

Brazil: 0.22%
BRF SA	4,900	116,587
Cia Brasileira de Distribuicao ADR	1,700	74,137
Cielo SA	11,200	183,025
Cosan Ltd., Class A	4,900	52,724
Fibria Celulose SA ADR*[1]	4,100	45,100
Itau Unibanco Holding SA ADR	4,800	66,624

Total Brazil common stocks		538,197

Canada: 1.69%
Canadian Oil Sands Ltd.	46,600	859,642
Canadian Pacific Railway Ltd.	825	171,163
Lightstream Resources Ltd.[1]	63,859	299,352
Suncor Energy, Inc.	29,600	1,071,198
Teck Resources Ltd., Class B	17,600	333,315
Toronto-Dominion Bank	29,200	1,441,032

Total Canada common stocks		4,175,702

China: 1.60%
AIA Group Ltd.	237,686	1,226,637
Alibaba Group Holding Ltd. ADR*[1]	2,000	177,700
Baidu, Inc. ADR*	370	80,745
Belle International Holdings Ltd.	73,000	82,086
Brilliance China Automotive Holdings Ltd.	22,000	38,447
China Cinda Asset Management Co., Ltd., H Shares*	279,000	122,652
China Modern Dairy Holdings Ltd.*[1]	176,000	81,292
China Railway Group Ltd., H Shares	326,000	172,637
China Southern Airlines Co., Ltd., H Shares	92,000	30,124
Cosmo Lady China Holdings Co., Ltd.*[2]	83,729	48,611
Ctrip.com International Ltd. ADR*	674	38,256
Geely Automobile Holdings Ltd.	110,000	46,004
Great Wall Motor Co., Ltd., H Shares	20,000	77,509
Industrial & Commercial Bank of China Ltd., H Shares	202,000	126,251
Jardine Matheson Holdings Ltd.	14,000	834,243
Jumei International Holding Ltd. ADR*[1]	1,200	28,176
Ping An Insurance Group Co. of China Ltd., H Shares	15,500	116,295
Qihoo 360 Technology Co., Ltd. ADR*	2,520	170,024
Shimao Property Holdings Ltd.	32,000	64,641
SouFun Holdings Ltd. ADR[1]	6,600	65,670
Tencent Holdings Ltd.	14,500	215,781
ZTE Corp., H Shares	42,600	94,485

Total China common stocks		3,938,266

Denmark: 0.33%
AP Moeller - Maersk A/S, Class B	339	803,038

Finland: 0.45%
Sampo Oyj, Class A	23,190	1,121,269

France: 0.90%
Carrefour SA	22,510	695,209
Peugeot SA*	54,994	703,687
Schneider Electric SE	10,557	809,959

Total France common stocks		2,208,855

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks — (continued)
Germany: 1.88%
Aixtron SE*	31,595	$478,588
Bayer AG	10,482	1,458,447
Daimler AG	9,954	760,156
E.ON SE	32,295	589,761
HeidelbergCement AG	8,257	543,482
ThyssenKrupp AG*	30,624	799,518

Total Germany common stocks		4,629,952

India: 0.31%
Dr Reddy’s Laboratories Ltd. ADR[1]	5,900	310,045
HDFC Bank Ltd. ADR[1]	1,750	81,515
ICICI Bank Ltd. ADR	2,500	122,750
Infosys Ltd. ADR	1,960	118,560
Tata Motors Ltd. ADR	3,000	131,130

Total India common stocks		764,000

Indonesia: 0.13%
Alam Sutera Realty Tbk PT	629,200	23,436
Ciputra Development Tbk PT	308,900	25,720
Lippo Karawaci Tbk PT	525,900	40,588
Media Nusantara Citra Tbk PT	188,700	49,460
Summarecon Agung Tbk PT	136,300	13,621
Surya Citra Media Tbk PT	131,700	41,433
Surya Semesta Internusa Tbk PT	227,900	13,809
Telekomunikasi Indonesia Persero Tbk PT	350,000	83,843
Wijaya Karya Persero Tbk PT	171,200	36,515

Total Indonesia common stocks		328,425

Ireland: 0.99%
Mallinckrodt PLC*	3,000	270,450
Ryanair Holdings PLC ADR*	10,500	592,515
Shire PLC	18,190	1,569,463

Total Ireland common stocks		2,432,428

Israel: 0.87%
Check Point Software Technologies Ltd.*[1]	22,100	1,530,204
Mellanox Technologies Ltd.*	8,600	385,882
Teva Pharmaceutical Industries Ltd. ADR	4,400	236,500

Total Israel common stocks		2,152,586

Italy: 0.39%
Intesa Sanpaolo SpA	142,778	431,008
Mediolanum SpA	75,545	533,666

Total Italy common stocks		964,674

Japan: 5.80%
Astellas Pharma, Inc.	72,900	1,085,742
Fuji Heavy Industries Ltd.	34,900	1,156,121
Hino Motors Ltd.	53,000	741,643
Hitachi Ltd.	111,000	848,044
ITOCHU Corp.	54,400	664,387
Japan Airlines Co., Ltd.	30,600	837,298
KDDI Corp.	20,300	1,221,172
Mitsubishi UFJ Financial Group, Inc.	162,900	918,058
ORIX Corp.	71,600	988,471
Panasonic Corp.	83,000	989,225
Shin-Etsu Chemical Co., Ltd.	13,700	897,613
Shiseido Co., Ltd.[1]	45,500	750,543
Sumitomo Realty & Development Co., Ltd.	17,000	605,668
THK Co., Ltd.	35,600	887,115

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks — (continued)
Japan — (concluded)
Tokio Marine Holdings, Inc.	21,300	$660,888
Toyota Motor Corp.	17,900	1,053,221

Total Japan common stocks		14,305,209

Luxembourg: 0.01%
Ternium SA ADR[1]	1,000	24,050

Malaysia: 0.08%
Axiata Group Bhd	39,600	84,549
Malayan Banking Bhd	12,100	36,734
SapuraKencana Petroleum Bhd	64,700	81,238

Total Malaysia common stocks		202,521

Mexico: 0.32%
Alfa SAB de CV, Class A	58,000	198,523
Alsea SAB de CV*	28,000	88,583
Cemex SAB de CV ADR*	15,862	206,841
Grupo Financiero Banorte SAB de CV, Class O	22,000	140,513
Grupo Televisa SAB ADR	4,800	162,624

Total Mexico common stocks		797,084

Netherlands: 1.03%
Heineken NV	8,929	666,854
ING Groep NV CVA*	59,712	848,759
Koninklijke DSM NV	10,059	620,223
NXP Semiconductor NV*	5,800	396,894

Total Netherlands common stocks		2,532,730

Norway: 0.39%
Telenor ASA	43,630	957,569

Peru: 0.03%
Credicorp Ltd.	500	76,695

Philippines: 0.11%
Alliance Global Group, Inc.	127,600	73,766
Metropolitan Bank & Trust Co.	39,914	77,135
Philippine Long Distance Telephone Co.	530	36,571
SM Investments Corp.	4,525	80,918

Total Philippines common stocks		268,390

Russia: 0.01%
Magnit OJSC GDR[3]	563	32,384

South Africa: 0.18%
Aspen Pharmacare Holdings Ltd.	5,889	175,342
Life Healthcare Group Holdings Ltd.	10,056	39,643
Naspers Ltd., Class N	1,383	151,471
Nedbank Group Ltd.[1]	3,531	68,331

Total South Africa common stocks		434,787

South Korea: 0.51%
Amorepacific Corp.	56	126,750
CJ Korea Express Co., Ltd.*	567	89,924
CJ O Shopping Co., Ltd.	91	27,734
Hankook Tire Co., Ltd.	1,800	87,706
Hyundai Development Co. - Engineering & Construction	2,374	95,780
Hyundai Motor Co.	682	122,878
Hyundai Wia Corp.	480	97,671
LG Chem Ltd.	404	97,793
NAVER Corp.	119	90,901
Samsung Card Co., Ltd.	146	7,217

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks — (continued)
South Korea — (concluded)
Shinhan Financial Group Co., Ltd.	2,534	$116,657
SK Hynix, Inc.*	6,732	297,966

Total South Korea common stocks		1,258,977

Spain: 1.35%
Acciona SA*	4,337	323,741
Banco Santander SA	148,112	1,417,969
Bankia SA*	469,395	873,254
Mediaset Espana Comunicacion SA*	58,184	722,095

Total Spain common stocks		3,337,059

Sweden: 0.13%
Lundin Petroleum AB*	19,408	328,080

Switzerland: 2.37%
ACE Ltd.	3,500	367,045
Glencore PLC*	147,580	817,348
Nestle SA	24,959	1,834,263
Novartis AG	22,264	2,096,565
Zurich Insurance Group AG*	2,465	733,591

Total Switzerland common stocks		5,848,812

Taiwan: 0.34%
Acer, Inc.*	45,000	31,606
Catcher Technology Co., Ltd.	4,000	37,047
Cathay Financial Holding Co., Ltd.	22,000	35,758
Hiwin Technologies Corp.	10,300	91,854
Largan Precision Co., Ltd.	3,000	214,629
MediaTek, Inc.	10,000	148,097
President Chain Store Corp.	9,000	64,530
Radiant Opto-Electronics Corp.	9,000	35,601
Taiwan Semiconductor Manufacturing Co., Ltd. ADR[1]	8,600	173,548

Total Taiwan common stocks		832,670

Turkey: 0.06%
Turkiye Halk Bankasi AS	24,864	149,583

United Kingdom: 6.08%
Anglo American PLC	34,395	767,070
Aon PLC	4,300	376,981
Ashtead Group PLC	53,716	903,657
Associated British Foods PLC	16,024	694,624
AstraZeneca PLC	12,557	899,870
Aviva PLC	109,116	923,130
Barclays PLC	212,390	781,210
BP PLC	147,329	1,077,761
Burberry Group PLC	22,001	536,652
Imperial Tobacco Group PLC	33,352	1,436,002
Lloyds Banking Group PLC*	742,763	924,048
London Stock Exchange Group PLC	21,653	653,430
Noble Corp. PLC	11,400	253,308
Premier Oil PLC	94,836	511,551
Prudential PLC	34,882	775,474
Rio Tinto PLC	20,410	1,000,088
SABMiller PLC	14,998	831,157
Sage Group PLC	145,679	860,485
Vodafone Group PLC	235,538	776,151

Total United Kingdom common stocks		14,982,649

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks — (continued)
United States: 17.71%
Acorda Therapeutics, Inc.*	12,000	$406,560
Adobe Systems, Inc.*	2,500	172,975
Allergan, Inc.	1,925	343,016
Alnylam Pharmaceuticals, Inc.*	5,900	460,790
Altera Corp.	4,700	168,166
Amazon.com, Inc.*	3,675	1,184,967
American Express Co.	1,940	169,828
AMETEK, Inc.	2,830	142,094
Apple, Inc.	23,919	2,409,839
Applied Materials, Inc.	19,500	421,395
Baker Hughes, Inc.	12,600	819,756
Baxter International, Inc.	2,700	193,779
Best Buy Co., Inc.	12,400	416,516
Biogen Idec, Inc.*	735	243,145
Bio-Rad Laboratories, Inc., Class A*	1,359	154,111
Bluebird Bio, Inc.*	1,800	64,584
BorgWarner, Inc.	2,350	123,633
Broadcom Corp., Class A	10,600	428,452
Capital One Financial Corp.	4,500	367,290
Catamaran Corp.*	3,340	140,781
Chimerix, Inc.*	14,800	408,776
Citigroup, Inc.	18,790	973,698
Comcast Corp., Class A	11,700	629,226
Concho Resources, Inc.*	765	95,923
Cooper Cos., Inc.	580	90,335
Crown Castle International Corp. REIT	2,060	165,892
Cummins, Inc.	750	98,985
Danaher Corp.	13,350	1,014,333
Digital Realty Trust, Inc. REIT	10,900	679,942
Eli Lilly & Co.	7,000	453,950
Envision Healthcare Holdings, Inc.*	6,300	218,484
EOG Resources, Inc.	4,300	425,786
Estee Lauder Cos., Inc., Class A	2,270	169,614
Exxon Mobil Corp.	3,000	282,150
Facebook, Inc., Class A*	4,115	325,250
Ford Motor Co.	20,900	309,111
Freescale Semiconductor Ltd.*[1]	18,200	355,446
General Electric Co.	27,900	714,798
General Motors Co.	12,000	383,280
Gilead Sciences, Inc.*	8,025	854,261
Google, Inc., Class A*	530	311,857
Google, Inc., Class C*	380	219,397
Hain Celestial Group, Inc.*	1,430	146,360
Halliburton Co.	18,350	1,183,758
Hertz Global Holdings, Inc.*	23,000	583,970
Home Depot, Inc.	3,855	353,658
Hospira, Inc.*	10,200	530,706
Illinois Tool Works, Inc.	5,730	483,727
Impax Laboratories, Inc.*	8,200	194,422
Intercontinental Exchange, Inc.	830	161,891
International Paper Co.	6,700	319,858
Intuitive Surgical, Inc.*	270	124,691
Invesco Ltd.	9,200	363,216
Jabil Circuit, Inc.	18,100	365,077

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks — (continued)
United States — (continued)
JC Penney Co., Inc.*[1]	20,300	$203,812
JPMorgan Chase & Co.	15,900	957,816
Laboratory Corp. of America Holdings*	2,100	213,675
Las Vegas Sands Corp.	3,645	226,755
Lexicon Pharmaceuticals, Inc.*	155,300	218,973
Lincoln National Corp.	11,600	621,528
LinkedIn Corp., Class A*	650	135,064
LyondellBasell Industries NV, Class A	1,300	141,258
MacroGenics, Inc.*	1,400	29,260
Macy’s, Inc.	8,000	465,440
Martin Marietta Materials, Inc.	2,340	301,720
MasterCard, Inc., Class A	1,730	127,882
McDermott International, Inc.*[1]	43,600	249,392
MetLife, Inc.	9,600	515,712
Michael Kors Holdings Ltd.*	1,875	133,856
Micron Technology, Inc.*	13,700	469,362
Mondelez International, Inc., Class A	22,000	753,830
Monsanto Co.	5,100	573,801
Morgan Stanley	27,500	950,675
NetApp, Inc.	9,900	425,304
NextEra Energy, Inc.	6,100	572,668
NIKE, Inc., Class B	3,080	274,736
Owens Corning	8,100	257,175
Pacific DataVision, Inc.*[2]	14,600	365,000
Paragon Offshore PLC*[1]	4,066	25,006
Parker-Hannifin Corp.	5,450	622,118
PDC Energy, Inc.*	7,600	382,204
PepsiCo, Inc.	8,000	744,720
Philip Morris International, Inc.	9,500	792,300
Praxair, Inc.	5,600	722,400
Precision Castparts Corp.	980	232,142
Priceline.com, Inc.*	190	220,130
Ralph Lauren Corp.	3,590	591,381
Regeneron Pharmaceuticals, Inc.*	645	232,535
Rite Aid Corp.*	24,500	118,580
salesforce.com, Inc.*	4,880	280,746
Schlumberger Ltd.	1,775	180,500
ServiceNow, Inc.*	2,805	164,878
ServiceSource International, Inc.*[1]	44,600	144,058
Sherwin-Williams Co.	590	129,204
Simon Property Group, Inc. REIT	2,300	378,166
Starbucks Corp.	3,375	254,678
Symantec Corp.	28,300	665,333
Thermo Fisher Scientific, Inc.	1,500	182,550
Time Warner Cable, Inc.	900	129,141
Time Warner, Inc.	5,900	443,739
TJX Cos., Inc.	2,750	162,718
United Technologies Corp.	1,390	146,784
UnitedHealth Group, Inc.	3,800	327,750
US Bancorp	12,800	535,424
Viacom, Inc., Class B	5,075	390,471
Visa, Inc., Class A	1,945	415,005
VMware, Inc., Class A*	1,600	150,144

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares		Value
Common stocks — (concluded)
United States — (concluded)
Walgreen Co.		4,800	$284,496
Walt Disney Co.		7,100	632,113
Washington Prime Group, Inc. REIT		1,200	20,976
Waste Management, Inc.		2,900	137,837
Wells Fargo & Co.		5,700	295,659
Yum! Brands, Inc.		7,300	525,454

Total United States common stocks			43,669,539

Total common stocks (cost $99,647,408)			114,670,575

	Face amount
Bonds: 8.54%
Mortgage & agency debt security: 0.01%
United States: 0.01%
Federal Home Loan Mortgage Corp. Gold Pools,[4] # G00194, 7.500%, due 02/01/24 (cost $35,898)		$34,817	38,707

US government obligations: 1.94%
US Treasury Bonds,
2.750%, due 11/15/42[1]		370,000	338,492
3.625%, due 08/15/43		85,000	91,880
3.750%, due 11/15/43		100,000	110,531
5.375%, due 02/15/31[1]		125,000	165,449
8.000%, due 11/15/21		485,000	671,119
US Treasury Notes,
0.750%, due 12/31/17		1,660,000	1,633,543
1.625%, due 11/15/22[1]		360,000	340,228
2.500%, due 04/30/15[1]		860,000	872,195
2.500%, due 08/15/23[1]		130,000	130,772
3.125%, due 04/30/17		400,000	422,594

Total US government obligations (cost $4,769,028)			4,776,803

Non-US government obligations: 6.59%
Australia: 0.66%
Government of Australia,
4.500%, due 04/21/33	AUD	880,000	821,336
6.250%, due 04/15/15		900,000	803,621

			1,624,957

Belgium: 0.32%
Kingdom of Belgium,
1.250%, due 06/22/18[3]	EUR	595,000	783,529

Canada: 0.00%[5]
Government of Canada,
5.750%, due 06/01/29	CAD	100	126
8.000%, due 06/01/23		200	263

			389

Finland: 0.32%
Government of Finland,
4.375%, due 07/04/19[2,3]	EUR	515,000	777,487

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Non-US government obligations — (concluded)
France: 0.38%
Government of France,
3.150%, due 07/25/32[6]	EUR	160,096	$302,176
3.750%, due 04/25/21		420,000	638,063

			940,239

Germany: 1.60%
Bundesobligation,
1.250%, due 10/14/16		670,000	868,804
Bundesrepublik Deutschland,
3.000%, due 07/04/20		730,000	1,067,522
3.250%, due 07/04/21		1,165,000	1,752,163
4.000%, due 01/04/37		140,000	249,517

			3,938,006

Ireland: 0.36%
Republic of Ireland,
5.400%, due 03/13/25		520,000	874,905

Italy: 0.69%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[3],[6]		615,121	851,825
2.550%, due 09/15/41[6]		259,733	356,863
4.250%, due 02/01/19[3]		335,000	483,162

			1,691,850

Netherlands: 0.31%
Kingdom of the Netherlands,
1.250%, due 01/15/18[2,3]		590,000	775,110

New Zealand: 0.32%
New Zealand Government Bond,
5.500%, due 04/15/23	NZD	930,000	795,599

Spain: 0.66%
Kingdom of Spain,
3.300%, due 07/30/16	EUR	350,000	466,072
3.750%, due 10/31/18		340,000	481,141
4.200%, due 01/31/37		240,000	348,414
4.800%, due 01/31/24		220,000	343,643

			1,639,270

Sweden: 0.63%
Kingdom of Sweden,
5.000%, due 12/01/20	SEK	9,055,000	1,560,432

United Kingdom: 0.34%
UK Gilts,
2.000%, due 01/22/16	GBP	510,000	840,999

Total Non-US government obligations (cost $16,406,455)			16,242,772

Total bonds (cost $21,211,381)			21,058,282

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Investment companies: 12.53%
iShares JP Morgan USD Emerging Markets Bond ETF[1]	96,505	$10,890,589
UBS Emerging Markets Equity Relationship Fund*[7]	481,624	17,418,069
UBS High Yield Relationship Fund*[7]	75,147	2,579,649

Total investment companies (cost $30,949,890)		30,888,307

	Number of warrants

Warrant: 0.03%
France: 0.03%
Peugeot SA, strike @ EUR 6.43000, expires 04/29/17* (cost $0)	43,366	81,174

	Shares
Short-term investment: 30.58%
Investment company: 30.58%
UBS Cash Management Prime Relationship Fund[7] (cost $75,414,128)	75,414,128	75,414,128

Investment of cash collateral from securities loaned: 5.69%
UBS Private Money Market Fund LLC[7] (cost $14,031,286)	14,031,286	14,031,286

Total investments: 103.87% (cost $241,254,093)		256,143,752
Liabilities, in excess of cash and other assets — (3.87)%		(9,552,620)

Net assets — 100.00%		$246,591,132

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,797,061
Gross unrealized depreciation	(3,907,402)

Net unrealized appreciation of investments	$14,889,659

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	2,461,042	AUD	2,815,000	12/03/14	$(7,387)
CIBC	USD	9,865,791	EUR	7,490,000	12/03/14	(401,389)
CSI	NZD	14,600,000	USD	12,122,643	12/03/14	796,198
DB	USD	2,455,581	NZD	3,125,000	12/03/14	(31,257)
HSBC	CHF	6,360,000	USD	6,956,605	12/03/14	291,185
HSBC	USD	16,050,207	JPY	1,664,400,000	12/03/14	(867,561)
JPMCB	AUD	2,595,000	USD	2,410,558	12/03/14	148,662
JPMCB	BRL	2,920,000	USD	1,265,165	12/03/14	92,661
JPMCB	CNY	8,635,000	USD	1,402,013	12/03/14	2,930
JPMCB	CNY	7,870,000	USD	1,273,525	12/03/14	(1,610)
JPMCB	GBP	3,160,000	USD	5,235,472	12/03/14	115,450
JPMCB	HKD	7,595,000	USD	980,026	12/03/14	2,035
JPMCB	IDR	21,426,100,000	USD	1,800,815	12/03/14	61,316
JPMCB	ILS	6,980,000	USD	1,958,034	12/03/14	61,718
JPMCB	INR	99,400,000	USD	1,619,420	12/03/14	32,245
JPMCB	KRW	905,000,000	USD	888,126	12/03/14	32,851
JPMCB	NOK	2,320,000	USD	373,597	12/03/14	13,293
JPMCB	NZD	1,800,000	USD	1,460,086	12/03/14	63,675
JPMCB	PHP	111,812,575	USD	2,485,000	12/03/14	(2,469)
JPMCB	RUB	38,514,288	USD	1,032,278	12/03/14	72,359
JPMCB	TWD	44,400,000	USD	1,492,186	12/03/14	31,766
JPMCB	USD	2,449,491	HUF	588,900,000	12/03/14	(58,847)
JPMCB	USD	2,483,475	MXN	32,740,000	12/03/14	(56,293)
JPMCB	USD	5,380,920	PHP	235,200,000	12/03/14	(148,478)
JPMCB	USD	888,854	PLN	2,865,000	12/03/14	(26,205)
JPMCB	USD	1,886,337	SEK	13,170,000	12/03/14	(61,588)
JPMCB	USD	1,657,233	SGD	2,070,000	12/03/14	(34,639)
Net unrealized appreciation on forward foreign currency contracts						$120,621

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 101 contracts (USD)	December 2014	$12,517,835	$12,588,703	$70,868
Index futures buy contracts:
E-mini S&P 500 Index, 74 contracts (USD)	December 2014	7,312,107	7,272,351	(39,756)
EURO STOXX 50 Index, 329 contracts (EUR)	December 2014	13,379,103	13,353,389	(25,714)
FTSE 100 Index, 79 contracts (GBP)	December 2014	8,659,999	8,437,224	(222,775)
S&P Toronto Stock Exchange 60 Index, 31 contracts (CAD)	December 2014	4,933,276	4,767,570	(165,706)
TOPIX Index, 113 contracts (JPY)	December 2014	13,342,110	13,663,143	321,033
Index futures sell contracts:
E-mini NASDAQ 100 Index, 42 contracts (USD)	December 2014	(3,381,361)	(3,397,590)	(16,229)
Mini MSCI Emerging Markets Index, 131 contracts (USD)	December 2014	(6,884,902)	(6,567,685)	317,217
SPI 200 Index, 40 contracts (AUD)	December 2014	(4,800,254)	(4,616,823)	183,431

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 244 contracts (AUD)	December 2014	$23,283,270	$23,356,128	$72,858
Euro-BTP, 44 contracts (EUR)	December 2014	7,232,902	7,251,322	18,420
Euro-OAT, 20 contracts (EUR)	December 2014	3,621,527	3,631,269	9,742
Long Gilt, 41 contracts (GBP)	December 2014	7,490,331	7,520,094	29,763
Interest rate futures sell contracts:
Japanese Government 10 Year Bond, 9 contracts (JPY)	December 2014	(11,958,060)	(11,967,723)	(9,663)

Net unrealized appreciation on futures contracts				$543,489

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$54,824,165	$59,846,410	$—	$114,670,575
Mortgage & agency debt security	—	38,707	—	38,707
US government obligations	—	4,776,803	—	4,776,803
Non-US government obligations	—	16,242,772	—	16,242,772
Investment companies	10,890,589	19,997,718	—	30,888,307
Warrants	—	81,174	—	81,174
Short-term investment	—	75,414,128	—	75,414,128
Investment of cash collateral from securities loaned	—	14,031,286	—	14,031,286
Forward foreign currency contracts	—	1,818,344	—	1,818,344
Futures contracts	518,868	504,464	—	1,023,332
Total	$66,233,622	$192,751,806	$—	$258,985,428
Liabilities
Forward foreign currency contracts	$—	$(1,697,723)	$—	$(1,697,723)
Futures contracts	(231,354)	(248,489)	—	(479,843)
Total	$(231,354)	$(1,946,212)	$—	$(2,177,566)

[1]	At September 30, 2014, securities valued at $50,824,935 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2014.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $1,966,208 or 0.80% of net assets.

[3]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $3,703,497 or 1.50% of net assets.

[4]

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

[5]	Amount represents less than 0.005%.
[6]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

[7]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/13	Purchases during the nine months ended 09/30/14	Sales during the nine months ended 09/30/14	Net realized gain during the nine months ended 09/30/14	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/14	Value 09/30/14	Net income earned from affiliate for the nine months ended 09/30/14
UBS Cash Management Prime Relationship Fund	$56,003,365	$53,756,270	$34,345,507	$—	$—	$75,414,128	$38,447
UBS Private Money Market Fund LLC[a]	7,712,472	91,215,327	84,896,513	—	—	14,031,286	658
UBS Emerging Markets Equity Relationship Fund	17,103,665	—	—	—	314,404	17,418,069	—
UBS High Yield Relationship Fund	17,213,808	—	15,500,000	3,147,246	(2,281,405)	2,579,649	—

	$98,033,310	$144,971,597	$134,742,020	$3,147,246	$(1,967,001)	$109,443,132	$39,105

[a]	The Advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Common stocks
Auto components	1.92%
Automobiles	4.45
Banks	19.34
Beverages	1.55
Chemicals	2.73
Construction materials	2.03
Diversified financial services	1.75
Diversified telecommunication services	1.14
Electronic equipment, instruments & components	3.48
Food & staples retailing	0.99
Food products	1.25
Health care equipment & supplies	1.16
Insurance	3.56
Internet software & services	1.82
IT services	2.26
Media	4.13
Metals & mining	3.67
Oil, gas & consumable fuels	8.19
Personal products	2.28
Pharmaceuticals	1.11
Real estate management & development	2.27
Semiconductors & semiconductor equipment	9.20
Tobacco	4.46
Transportation infrastructure	1.09
Wireless telecommunication services	4.67

Total common stocks	90.50%
Preferred stocks	6.31
Short-term investment	3.03
Investment of cash collateral from securities loaned	0.04

Total investments	99.88%
Cash and other assets, less liabilities	0.12

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 90.50%
Brazil: 6.36%
Banco Bradesco SA ADR[1]	362,310	$5,162,918
Itau Unibanco Holding SA ADR	439,382	6,098,622
Petroleo Brasileiro SA	308,306	2,172,721

Total Brazil common stocks		13,434,261

China: 20.54%
China Construction Bank Corp., H Shares	12,056,300	8,431,484
China Merchants Holdings International Co., Ltd.	742,000	2,291,689
China Mobile Ltd.	482,000	5,640,605
China Overseas Land & Investment Ltd.	994,000	2,550,946
China Pacific Insurance Group Co., Ltd., H Shares	680,000	2,389,324
China Petroleum & Chemical Corp., H Shares	3,626,000	3,171,455
China Resources Land Ltd.	1,087,900	2,237,849
China Unicom Hong Kong Ltd.	1,600,000	2,399,592
Hengan International Group Co., Ltd.	488,900	4,809,696
Ping An Insurance Group Co. of China Ltd., H Shares	684,000	5,131,993
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,492,000	2,458,155
Tencent Holdings Ltd.	125,000	1,860,181

Total China common stocks		43,372,969

India: 14.28%
HDFC Bank Ltd.	252,783	3,740,951
ICICI Bank Ltd.	104,427	2,421,354
ITC Ltd.	750,269	4,487,958
Mahindra & Mahindra Ltd.	211,312	4,640,671
Reliance Industries Ltd.	354,835	5,417,611
State Bank of India	58,874	2,322,881
Sun Pharmaceutical Industries Ltd.	169,813	2,350,183
Tata Consultancy Services Ltd.	107,803	4,771,303

Total India common stocks		30,152,912

Indonesia: 3.65%
Astra International Tbk PT	8,202,860	4,739,746
Bank Central Asia Tbk PT	2,761,700	2,963,856

Total Indonesia common stocks		7,703,602

Mexico: 5.59%
Fomento Economico Mexicano SAB de CV ADR	35,500	3,267,775
Grupo Financiero Banorte SAB de CV, Class O	559,900	3,576,056
Grupo Mexico SAB de CV, Series B	1,483,900	4,968,615

Total Mexico common stocks		11,812,446

Peru: 1.32%
Southern Copper Corp.	94,082	2,789,531

Poland: 1.41%
Powszechna Kasa Oszczednosci
Bank Polski SA	248,515	2,968,396

Russia: 6.52%
Lukoil OAO ADR	91,665	4,665,749

UBS Emerging Markets Equity Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks — (concluded)
Russia — (concluded)
Magnit OJSC GDR[2]	36,384	$2,092,808
NOVATEK OAO GDR[2]	17,883	1,863,002
Sberbank of Russia*	1,659,633	3,155,543
Yandex NV, Class A*	71,400	1,984,563

Total Russia common stocks		13,761,665

South Africa: 5.87%
FirstRand Ltd.	970,270	3,692,225
Naspers Ltd., Class N	79,544	8,711,938

Total South Africa common stocks		12,404,163

South Korea: 9.04%
Hyundai Mobis Co. Ltd.	16,611	4,043,971
KT&G Corp.	55,128	4,933,617
LG Chem Ltd.	23,855	5,774,375
Samsung Electronics Co., Ltd.	3,873	4,337,789

Total South Korea common stocks		19,089,752

Taiwan: 11.88%
Advanced Semiconductor Engineering, Inc.	2,311,000	2,699,375
Hon Hai Precision Industry Co., Ltd.	2,334,720	7,353,758
Taiwan Semiconductor Manufacturing Co., Ltd.	3,111,000	12,385,292
Uni-President Enterprises Corp.	1,526,000	2,646,732

Total Taiwan common stocks		25,085,157

Thailand: 4.04%
Advanced Info Service PCL	342,700	2,376,220
Intouch Holdings PCL NVDR	830,000	1,852,652
Siam Cement PCL NVDR	310,100	4,295,700

Total Thailand common stocks		8,524,572

Total common stocks (cost $189,453,802)		191,099,426

Preferred stocks: 6.31%
Brazil: 5.57%
Cia Brasileira de Distribuicao Preference shares	100,000	4,365,233
Petroleo Brasileiro SA, Preference shares	457,289	3,379,576
Vale SA, Preference shares	412,174	4,004,289

Total Brazil preferred stocks		11,749,098

South Korea: 0.74%
Samsung Electronics Co., Ltd., Preference shares	1,845	1,569,614

Total preferred stocks (cost $18,116,269)		13,318,712

Short-term investment: 3.03%
Investment company: 3.03%
UBS Cash Management Prime Relationship Fund[3] (cost $6,394,624)	6,394,624	6,394,624

Investment of cash collateral from securities loaned: 0.04%
UBS Private Money Market Fund LLC[3] (cost $78,000)	78,000	78,000

Total investments: 99.88% (cost $214,042,695)		210,890,762
Cash and other assets, less liabilities— 0.12%		257,751

Net assets — 100.00%		$211,148,513

UBS Emerging Markets Equity Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$15,400,927
Gross unrealized depreciation	(18,552,860)

Net unrealized depreciation of investments	$(3,151,933)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$34,686,550	$156,412,876	$—	$191,099,426
Preferred stocks	11,749,098	1,569,614	—	13,318,712
Short-term investment	—	6,394,624	—	6,394,624
Investment of cash collateral from securities loaned	—	78,000	—	78,000
Total	$46,435,648	$164,455,114	$—	$210,890,762

[1]	At September 30, 2014, securities valued at $146,947,730 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2014.
[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $3,955,810 or 1.87% of net assets.

[3]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/13	Purchases during the nine month ended 09/30/14	Sales during the nine month ended 09/30/14	Value 09/30/14	Net income earned from affiliate for the nine month ended 09/30/14
UBS Cash Management Prime Relationship Fund	$4,105,084	$68,059,295	$65,769,755	$6,394,624	$2,377
UBS Private Money Market Fund LLC[a]	—	36,479,492	36,401,492	78,000	47

	$4,105,084	$104,538,787	$102,171,247	$6,472,624	$2,424

[a]	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS International Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Common stocks
Airlines	2.35%
Automobiles	6.00
Banks	12.29
Beverages	2.47
Chemicals	2.46
Construction materials	0.90
Diversified financial services	2.71
Diversified telecommunication services	1.58
Electric utilities	0.53
Electrical equipment	1.31
Electronic equipment, instruments & components	1.37
Food & staples retailing	1.13
Food products	4.12
Household durables	1.61
Industrial conglomerates	1.35
Insurance	9.70
Machinery	2.68
Marine	1.35
Media	1.18
Metals & mining	6.02
Multi-utilities	0.98
Oil, gas & consumable fuels	6.76
Personal products	1.23
Pharmaceuticals	11.67
Real estate investment trust (REIT)	0.96
Real estate management & development	0.94
Semiconductors & semiconductor equipment	0.80
Software	2.76
Textiles, apparel & luxury goods	0.89
Tobacco	2.32
Trading companies & distributors	2.55
Wireless telecommunication services	3.22

Total common stocks	98.19%
Warrants	0.13
Short-term investment	1.21
Investment of cash collateral from securities loaned	0.60

Total investments	100.13%
Liabilities, in excess of cash and other assets	(0.13)

Net assets	100.00%

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 98.19%
Australia: 0.95%
Scentre Group*	62,241	$179,080
Westfield Corp.	49,953	325,497

Total Australia common stocks		504,577

Canada: 6.51%
Canadian Oil Sands Ltd.	40,300	743,424
Lightstream Resources Ltd.	51,364	240,780
Suncor Energy, Inc.	25,500	922,822
Teck Resources Ltd., Class B	15,500	293,544
Toronto-Dominion Bank	25,100	1,238,696

Total Canada common stocks		3,439,266

China: 3.33%
AIA Group Ltd.	202,445	1,044,767
Jardine Matheson Holdings Ltd.	12,000	715,065

Total China common stocks		1,759,832

Denmark: 1.34%
A.P. Moeller - Maersk A/S, Class B	300	710,653

Finland: 1.83%
Sampo Oyj, Class A	19,944	964,321

France: 3.58%
Carrefour SA	19,378	598,479
Peugeot SA*	47,309	605,352
Schneider Electric SE	8,977	688,738

Total France common stocks		1,892,569

Germany: 7.64%
Aixtron SE*	28,009	424,269
Bayer AG	9,233	1,284,663
Daimler AG	8,564	654,006
E.ON SE	28,367	518,029
HeidelbergCement AG	7,231	475,950
ThyssenKrupp AG*	26,015	679,188

Total Germany common stocks		4,036,105

Ireland: 3.52%
Ryanair Holdings PLC ADR*	9,000	507,870
Shire PLC	15,660	1,351,171

Total Ireland common stocks		1,859,041

Israel: 1.38%
Check Point Software Technologies Ltd.*	10,500	727,020

Italy: 1.58%
Intesa Sanpaolo SpA	122,299	369,187
Mediolanum SpA	65,843	465,129

Total Italy common stocks		834,316

Japan: 23.35%
Astellas Pharma, Inc.	64,000	953,189
Fuji Heavy Industries Ltd.	30,000	993,800
Hino Motors Ltd.	45,600	638,092
Hitachi Ltd.	95,000	725,803
ITOCHU Corp.	46,600	569,126
Japan Airlines Co., Ltd.	26,800	733,320
KDDI Corp.	17,300	1,040,703
Mitsubishi UFJ Financial Group, Inc.	140,100	789,564
ORIX Corp.	61,600	850,416
Panasonic Corp.	71,400	850,972

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks — (concluded)
Japan — (concluded)
Shin-Etsu Chemical Co., Ltd.	11,700	$766,574
Shiseido Co., Ltd.[1]	39,200	646,622
Sumitomo Realty & Development Co., Ltd.	14,000	498,786
THK Co., Ltd.	31,300	779,964
Tokio Marine Holdings, Inc.	18,700	580,216
Toyota Motor Corp.	15,600	917,891

Total Japan common stocks		12,335,038

Netherlands: 3.48%
Heineken NV	7,685	573,947
ING Groep NV CVA*	51,343	729,800
Koninklijke DSM NV	8,649	533,285

Total Netherlands common stocks		1,837,032

Norway: 1.58%
Telenor ASA	38,136	836,989

Spain: 5.41%
Acciona SA*	3,733	278,655
Banco Santander SA	126,351	1,209,638
Bankia SA*	403,669	750,978
Mediaset Espana Comunicacion SA*	50,067	621,358

Total Spain common stocks		2,860,629

Sweden: 0.55%
Lundin Petroleum AB*	17,054	288,288

Switzerland: 8.87%
Glencore PLC*	125,306	693,987
Nestle SA	21,310	1,566,094
Novartis AG	19,164	1,804,643
Zurich Insurance Group AG*	2,091	622,288

Total Switzerland common stocks		4,687,012

United Kingdom: 23.29%
Anglo American PLC	29,591	659,933
Ashtead Group PLC	46,244	777,957
Associated British Foods PLC	14,127	612,391
AstraZeneca PLC	10,804	774,245
Aviva PLC	92,769	784,833
Barclays PLC	180,453	663,739
BP PLC	126,858	928,009
Burberry Group PLC	19,327	471,427
Imperial Tobacco Group PLC	28,436	1,224,339
Lloyds Banking Group PLC*	596,379	741,937
London Stock Exchange Group PLC	19,285	581,970
Premier Oil PLC	83,305	449,352
Prudential PLC	29,868	664,006
Rio Tinto PLC	17,382	851,716
SABMiller PLC	13,172	729,964
Sage Group PLC	123,917	731,943
Vodafone Group PLC	200,136	659,493

Total United Kingdom common stocks		12,307,254

Total common stocks (cost $44,002,478)		51,879,942

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Number of warrants	Value
Warrants: 0.13%
France: 0.13%
Peugeot SA, strike @ EUR 6.43000, expires 04/29/17* (cost $0)	35,521	$66,490

	Shares
Short-term investment: 1.21%
Investment company: 1.21%
UBS Cash Management Prime Relationship Fund[2] (cost $639,897)	639,897	639,897

Investment of cash collateral from securities loaned: 0.60%
UBS Private Money Market Fund LLC[2] (cost $318,768)	318,768	318,768

Total investments: 100.13% (cost $44,961,143)		52,905,097
Liabilities, in excess of cash and other assets — (0.13)%		(70,072)

Net assets — 100.00%		$52,835,025

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,736,345
Gross unrealized depreciation	(1,792,391)

Net unrealized appreciation of investments	$7,943,954

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	CHF	1,150,000	USD	1,257,738	12/03/14	$52,512
JPMCB	GBP	2,970,000	USD	4,920,681	12/03/14	108,508
JPMCB	HKD	3,290,000	USD	424,527	12/03/14	881
JPMCB	ILS	1,520,000	USD	426,391	12/03/14	13,440
JPMCB	JPY	174,200,000	USD	1,641,081	12/03/14	52,030
JPMCB	NOK	3,290,000	USD	529,799	12/03/14	18,851
JPMCB	USD	2,387,054	AUD	2,570,000	12/03/14	(146,949)
JPMCB	USD	778,250	CAD	860,000	12/03/14	(11,499)
JPMCB	USD	1,818,725	EUR	1,380,000	12/03/14	(74,951)
JPMCB	USD	1,526,830	SEK	10,660,000	12/03/14	(49,850)
JPMCB	USD	868,646	SGD	1,085,000	12/03/14	(18,156)
Net unrealized depreciation on forward foreign currency contracts						$(55,183)

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$4,674,156	$47,205,786	$—	$51,879,942
Warrants	—	66,490	—	66,490
Short-term investment	—	639,897	—	639,897
Investment of cash collateral from securities loaned	—	318,768	—	318,768
Forward foreign currency contracts	—	246,222	—	246,222
Total	$4,674,156	$48,477,163	$—	$53,151,319
Liability
Forward foreign currency contracts	$—	$(301,405)	$—	$(301,405)

[1]	At September 30, 2014, securities valued at $39,193,362 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2014.
[2]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/13	Purchases during the nine months ended 09/30/14	Sales during the nine months ended 09/30/14	Value 09/30/14	Net income earned from affiliate for the nine months ended 09/30/14
UBS Cash Management Prime Relationship Fund	$114,327	$5,487,843	$4,962,273	$639,897	$202
UBS Private Money Market Fund LLC[a]	—	20,498,837	20,180,069	318,768	127

	$114,327	$25,986,680	$25,142,342	$958,665	$329

[a]	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Common stocks
Automobiles	3.26%
Banks	9.81
Beverages	2.81
Biotechnology	6.84
Capital markets	3.82
Chemicals	2.91
Commercial services & supplies	1.78
Construction materials	1.20
Consumer finance	1.86
Diversified telecommunication services	0.96
Electronic equipment, instruments & components	1.47
Energy equipment & services	4.28
Food & staples retailing	1.71
Food products	3.09
Health care equipment & supplies	1.18
Health care providers & services	4.95
Hotels, restaurants & leisure	2.93
Household durables	0.66
Industrial conglomerates	4.76
Insurance	5.34
Internet & catalog retail	2.60
IT services	0.53
Life sciences tools & services	0.86
Machinery	3.10
Media	6.05
Multiline retail	1.90
Oil, gas & consumable fuels	5.41
Pharmaceuticals	12.21
Real estate investment trust (REIT)	3.52
Road & rail	1.72
Semiconductors & semiconductor equipment	11.37
Software	4.19
Specialty retail	1.26
Technology hardware, storage & peripherals	6.04
Textiles, apparel & luxury goods	1.56
Tobacco	3.06

Total common stocks	131.00%
Short-term investment	0.54

Total investments before investments sold short	131.54%
Investments sold short
Common stocks
Banks	(2.57)
Beverages	(0.76)
Biotechnology	(1.34)
Capital markets	(1.85)
Chemicals	(0.44)
Commercial services & supplies	(2.08)
Electronic equipment, instruments & components	(0.39)
Energy equipment & services	(0.56)
Food products	(0.75)
Health care equipment & supplies	(3.19)
Health care providers & services	(1.33)

Hotels, restaurants & leisure	(2.71)%
Household products	(0.33)
Insurance	(0 .88)
Internet & catalog retail	(0.86)
Internet software & services	(0.81)
IT services	(0.39)
Life sciences tools & services	(1.31)
Media	(1.26)
Oil, gas & consumable fuels	(0.32)
Pharmaceuticals	(1.68)
Real estate investment trust (REIT)	(0.19)
Semiconductors & semiconductor equipment	(2.85)
Software	(0.80)
Technology hardware, storage & peripherals	(1.20)
Textiles, apparel & luxury goods	(0.48)
Thrifts & mortgage finance	(0.28)
Wireless telecommunication services	(0.41)

Total investments sold short	(32.02)%

Total investments, net of investments sold short	99.52
Cash and other assets, less liabilities	0.48

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 131.00%
Automobiles: 3.26%
Ford Motor Co.[1]	213,800	$3,162,102
General Motors Co.[1]	82,300	2,628,662

		5,790,764

Banks: 9.81%
Citigroup, Inc.[1]	107,950	5,593,969
JPMorgan Chase & Co.[1]	83,200	5,011,968
US Bancorp[1]	82,750	3,461,433
Wells Fargo & Co.[1]	64,800	3,361,176

		17,428,546

Beverages: 2.81%
PepsiCo, Inc.[1]	53,600	4,989,624

Biotechnology: 6.84%
Acorda Therapeutics, Inc.*[1]	91,200	3,089,856
Alexion Pharmaceuticals, Inc.*[1]	10,000	1,658,200
Alnylam Pharmaceuticals, Inc.*[1]	19,200	1,499,520
Bluebird Bio, Inc.*[1]	8,500	304,980
Chimerix, Inc.*[1]	57,100	1,577,102
Gilead Sciences, Inc.*[1]	27,100	2,884,795
KaloBios Pharmaceuticals, Inc.*[1]	54,400	84,320
Lexicon Pharmaceuticals, Inc.*[1]	634,700	894,927
MacroGenics, Inc.*[1]	7,300	152,570

		12,146,270

Capital markets: 3.82%
Invesco Ltd.[1]	60,450	2,386,566
Morgan Stanley[1]	127,300	4,400,761

		6,787,327

Chemicals: 2.91%
Monsanto Co.[1]	20,800	2,340,208
Praxair, Inc.[1]	22,000	2,838,000

		5,178,208

Commercial services & supplies: 1.78%
Waste Management, Inc.[1]	66,400	3,155,992

Construction materials: 1.20%
Martin Marietta Materials, Inc.[1]	16,600	2,140,404

Consumer finance: 1.86%
Capital One Financial Corp.[1]	40,550	3,309,691

Diversified telecommunication services: 0.96%
Pacific DataVision, Inc.*[1,2]	68,200	1,705,000

Electronic equipment, instruments & components: 1.47%
Jabil Circuit, Inc.[1]	129,900	2,620,083

Energy equipment & services: 4.28%
Baker Hughes, Inc.[1]	35,600	2,316,136
Halliburton Co.[1]	28,200	1,819,182
McDermott International, Inc.*[1]	233,950	1,338,194
Noble Corp. PLC[1]	96,000	2,133,120

		7,606,632

Food & staples retailing: 1.71%
Rite Aid Corp.*[1]	172,600	835,384
Walgreen Co.[1]	37,300	2,210,771

		3,046,155

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks — (continued)
Food products: 3.09%
Mondelez International, Inc., Class A1	160,400	$5,496,106

Health care equipment & supplies: 1.18%
Baxter International, Inc.[1]	29,300	2,102,861

Health care providers & services: 4.95%
Envision Healthcare Holdings, Inc.*[1]	33,500	1,161,780
Laboratory Corp. of America Holdings*[1]	39,500	4,019,125
UnitedHealth Group, Inc.[1]	41,900	3,613,875

		8,794,780

Hotels, restaurants & leisure: 2.93%
Yum! Brands, Inc.[1]	72,300	5,204,154

Household durables: 0.66%
Lennar Corp., Class A1	30,100	1,168,783

Industrial conglomerates: 4.76%
Danaher Corp.[1]	50,500	3,836,990
General Electric Co.[1]	180,100	4,614,162

		8,451,152

Insurance: 5.34%
Aon PLC[1]	26,400	2,314,488
Lincoln National Corp.[1]	61,200	3,279,096
MetLife, Inc.[1]	72,600	3,900,072

		9,493,656

Internet & catalog retail: 2.60%
Amazon.com, Inc.*[1]	14,350	4,627,014

IT services: 0.53%
ServiceSource International, Inc.*[1]	291,200	940,576

Life sciences tools & services: 0.86%
Bio-Rad Laboratories, Inc., Class A*[1]	13,500	1,530,900

Machinery: 3.10%
Illinois Tool Works, Inc.[1]	32,100	2,709,882
Parker-Hannifin Corp.[1]	24,500	2,796,675

		5,506,557

Media: 6.05%
Comcast Corp., Class A1	94,300	5,071,454
Time Warner, Inc.[1]	19,300	1,451,553
Walt Disney Co.[1]	47,400	4,220,022

		10,743,029

Multiline retail: 1.90%
JC Penney Co., Inc.*[1]	120,900	1,213,836
Macy’s, Inc.[1]	37,000	2,152,660

		3,366,496

Oil, gas & consumable fuels: 5.41%
Chevron Corp.[1]	14,300	1,706,276
EOG Resources, Inc.[1]	36,800	3,643,936
Exxon Mobil Corp.[1]	25,200	2,370,060
PDC Energy, Inc.*[1]	37,500	1,885,875

		9,606,147

Pharmaceuticals: 12.21%
Allergan, Inc.[1]	15,200	2,708,488
Eli Lilly & Co.[1]	67,500	4,377,375
Hospira, Inc.*[1]	58,200	3,028,146

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Common stocks — (concluded)
Pharmaceuticals — (concluded)
Impax Laboratories, Inc.*[1]	101,200	$2,399,452
Johnson & Johnson[1]	7,100	756,789
Mallinckrodt PLC*[1]	23,500	2,118,525
Merck & Co., Inc.[1]	65,200	3,865,056
Teva Pharmaceutical Industries Ltd. ADR	45,300	2,434,875

		21,688,706

Real estate investment trust (REIT): 3.52%
American Campus Communities, Inc.[1]	20,500	747,225
Digital Realty Trust, Inc.[1]	48,200	3,006,716
Simon Property Group, Inc.[1]	15,200	2,499,184

		6,253,125

Road & rail: 1.72%
Hertz Global Holdings, Inc.*[1]	120,200	3,051,878

Semiconductors & semiconductor equipment: 11.37%
Applied Materials, Inc.[1]	183,200	3,958,952
Broadcom Corp., Class A1	91,800	3,710,556
Freescale Semiconductor Ltd.*[1]	77,650	1,516,504
Mellanox Technologies Ltd.*[1]	68,200	3,060,134
Micron Technology, Inc.*[1]	111,300	3,813,138
NXP Semiconductor NV*[1]	60,400	4,133,172

		20,192,456

Software: 4.19%
Check Point Software Technologies Ltd.*[1]	43,600	3,018,864
Symantec Corp.[1]	188,550	4,432,810

		7,451,674

Specialty retail: 1.26%
Best Buy Co., Inc.[1]	66,400	2,230,376

Technology hardware, storage & peripherals: 6.04%
Apple, Inc.[1]	76,300	7,687,225
NetApp, Inc.[1]	70,800	3,041,568

		10,728,793

Textiles, apparel & luxury goods: 1.56%
Ralph Lauren Corp.[1]	16,800	2,767,464

Tobacco: 3.06%
Philip Morris International, Inc.[1]	65,100	5,429,340

Total common stocks (cost $179,162,725)		232,730,719

Short-term investment: 0.54%
Investment company: 0.54%
UBS Cash Management Prime Relationship Fund[3] (cost $959,912)	959,912	959,912

Total investments before investments sold short: 131.54% (cost $180,122,637)		233,690,631

Investments sold short: (32.02)%
Common stocks: (32.02)%
Banks: (2.57)%
Associated Banc-Corp.	(28,300)	(492,986)
Bank of America Corp.	(43,600)	(743,380)
First Niagara Financial Group, Inc.	(60,850)	(506,880)
Iberiabank Corp.	(10,700)	(668,857)
Signature Bank	(5,100)	(571,506)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Investments sold short — (continued)
Common stocks — (continued)
Banks — (concluded)
SVB Financial Group	(5,800)	$(650,122)
TCF Financial Corp.	(28,600)	(444,158)
Westamerica Bancorporation	(10,600)	(493,112)

		(4,571,001)

Beverages: (0.76)%
Brown-Forman Corp., Class B	(7,000)	(631,540)
Constellation Brands, Inc., Class A	(8,300)	(723,428)

		(1,354,968)

Biotechnology: (1.34)%
Celgene Corp.	(10,600)	(1,004,668)
Repligen Corp.	(28,750)	(572,412)
United Therapeutics Corp.	(6,300)	(810,495)

		(2,387,575)

Capital markets: (1.85)%
Charles Schwab Corp.	(52,700)	(1,548,853)
Northern Trust Corp.	(8,300)	(564,649)
Stifel Financial Corp.	(11,400)	(534,546)
TD Ameritrade Holding Corp.	(19,300)	(644,041)

		(3,292,089)

Chemicals: (0.44)%
LyondellBasell Industries NV, Class A	(7,100)	(771,486)

Commercial services & supplies: (2.08)%
Healthcare Services Group, Inc.	(56,800)	(1,625,048)
Pitney Bowes, Inc.	(47,450)	(1,185,776)
Stericycle, Inc.	(7,600)	(885,856)

		(3,696,680)

Electronic equipment, instruments & components: (0.39)%
Flextronics International Ltd.	(66,500)	(686,280)

Energy equipment & services: (0.56)%
FMC Technologies, Inc.	(9,400)	(510,514)
Helmerich & Payne, Inc.	(4,950)	(484,457)

		(994,971)

Food products: (0.75)%
Kraft Foods Group, Inc.	(12,000)	(676,800)
McCormick & Co. Inc. (Non-voting)	(9,750)	(652,275)

		(1,329,075)

Health care equipment & supplies: (3.19)%
Abaxis, Inc.	(17,000)	(862,070)
Boston Scientific Corp.	(46,200)	(545,622)
DENTSPLY International, Inc.	(13,500)	(615,600)
IDEXX Laboratories, Inc.	(5,100)	(600,933)
Meridian Bioscience, Inc.	(18,000)	(318,420)
PhotoMedex, Inc.	(58,000)	(359,600)
STERIS Corp.	(10,100)	(544,996)
Wright Medical Group, Inc.	(16,500)	(499,950)
Zeltiq Aesthetics, Inc.	(31,100)	(703,793)
Zimmer Holdings, Inc.	(6,100)	(613,355)

		(5,664,339)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Investments sold short — (continued)
Common stocks — (continued)
Health care providers & services: (1.33)%
Bio-Reference Laboratories, Inc.	(29,700)	$(833,382)
Centene Corp.	(11,200)	(926,352)
Patterson Cos., Inc.	(14,700)	(609,021)

		(2,368,755)

Hotels, restaurants & leisure: (2.71)%
Buffalo Wild Wings, Inc.	(5,300)	(711,631)
Choice Hotels International, Inc.	(32,300)	(1,679,600)
Hyatt Hotels Corp., Class A	(17,700)	(1,071,204)
Starwood Hotels & Resorts Worldwide, Inc.	(9,300)	(773,853)
Wendy’s Corp.	(70,200)	(579,852)

		(4,816,140)

Household products: (0.33)%
Clorox Co.	(6,000)	(576,240)

Insurance: (0.88)%
American International Group, Inc.	(28,900)	(1,561,178)

Internet & catalog retail: (0.86)%
Netflix, Inc.	(2,100)	(947,478)
Priceline.com, Inc.	(500)	(579,290)

		(1,526,768)

Internet software & services: (0.81)%
WebMD Health Corp.	(17,200)	(719,132)
Zillow, Inc., Class A	(6,250)	(724,938)

		(1,444,070)

IT services: (0.39)%
Cognizant Technology Solutions Corp., Class A	(15,600)	(698,412)

Life sciences tools & services: (1.31)%
Mettler-Toledo International, Inc.	(3,900)	(998,907)
PerkinElmer, Inc.	(15,900)	(693,240)
Thermo Fisher Scientific, Inc.	(5,200)	(632,840)

		(2,324,987)

Media: (1.26)%
Gannett Co., Inc.	(53,000)	(1,572,510)
Lamar Advertising Co., Class A	(13,500)	(664,875)

		(2,237,385)

Oil, gas & consumable fuels: (0.32)%
Hess Corp.	(5,950)	(561,204)

Pharmaceuticals: (1.68)%
AbbVie, Inc.	(19,200)	(1,108,992)
Endo International PLC	(14,900)	(1,018,266)
Sagent Pharmaceuticals, Inc.	(27,700)	(861,470)

		(2,988,728)

Real estate investment trust (REIT): (0.19)%
Equity Residential	(5,400)	(332,532)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Shares	Value
Investments sold short — (concluded)
Common stocks — (concluded)
Semiconductors & semiconductor equipment: (2.85)%
Advanced Micro Devices, Inc.	(178,500)	$(608,685)
Cavium, Inc.	(13,400)	(666,382)
First Solar, Inc.	(18,600)	(1,224,066)
Microchip Technology, Inc.	(14,900)	(703,727)
RF Micro Devices, Inc.	(76,450)	(882,233)
Skyworks Solutions, Inc.	(16,800)	(975,240)

		(5,060,333)

Software: (0.80)%
Electronic Arts, Inc.	(21,800)	(776,298)
Red Hat, Inc.	(11,300)	(634,495)

		(1,410,793)

Technology hardware, storage & peripherals: (1.20)%
Diebold, Inc.	(18,400)	(649,888)
Hewlett-Packard Co.	(23,200)	(822,904)
Lexmark International, Inc., Class A	(15,600)	(663,000)

		(2,135,792)

Textiles, apparel & luxury goods: (0.48)%
Under Armour, Inc., Class A	(12,400)	(856,840)

Thrifts & mortgage finance: (0.28)%
Astoria Financial Corp.	(40,550)	(502,414)

Wireless telecommunication services: (0.41)%
SBA Communications Corp., Class A	(6,600)	(731,940)

Total investments sold short (proceeds $42,860,443)		(56,882,975)

Total investments, net of investments sold short — 99.52%		176,807,656
Cash and other assets, less liabilities — 0.48%		851,746

Net assets — 100.00%		$177,659,402

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$60,323,191
Gross unrealized depreciation	(6,755,197)

Net unrealized appreciation of investments	$53,567,994

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$231,025,719	$1,705,000	$—	$232,730,719
Short-term investment	—	959,912	—	959,912
Total	$231,025,719	$2,664,912	$—	$233,690,631
Liability
Common stocks sold short	$(56,882,975)	$—	$—	$(56,882,975)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnote

*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of this security amounted to $1,705,000 or 0.96% of net assets.

[3]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/13	Purchases during the nine months ended 09/30/14	Sales during the nine months ended 09/30/14	Value 09/30/14	Net income earned from affiliate for the nine months ended 09/30/14
UBS Cash Management Prime Relationship Fund	$945,826	$11,943,519	$11,929,433	$959,912	$896

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Bonds
Corporate bonds
Airlines	0.36%
Auto components	0.20
Banks	22.32
Beverages	2.51
Biotechnology	0.38
Capital markets	3.50
Chemicals	1.14
Commercial services & supplies	0.82
Communications equipment	0.67
Construction & engineering	1.32
Consumer finance	2.30
Diversified financial services	4.00
Diversified telecommunication services	5.12
Electric utilities	5.71
Electrical equipment	0.22
Energy equipment & services	0.23
Food & staples retailing	0.26
Food products	1.61
Gas utilities	1.74
Health care equipment & supplies	0.43
Health care providers & services	0.73
Hotels, restaurants & leisure	0.29
Independent power and renewable electricity producers	0.43
Industrial conglomerates	0.52
Insurance	7.01
Internet & catalog retail	0.48
IT services	0.30
Life sciences tools & services	0.13
Machinery	0.21
Marine	0.42
Media	3.84
Metals & mining	1.83
Multi-utilities	1.17
Oil, gas & consumable fuels	10.73
Pharmaceuticals	1.22
Real estate investment trust (REIT)	0.08
Road & rail	1.12
Software	0.61
Specialty retail	0.77
Technology hardware, storage & peripherals	0.39
Thrifts & mortgage finance	0.66
Tobacco	2.29
Transportation infrastructure	1.10
Water utilities	0.52
Wireless telecommunication services	1.92

Total corporate bonds	93.61%
Supranational bonds	1.04

Total bonds	94.65%
Short-term investment	1.90

Total investments	96.55%
Cash and other assets, less liabilities	3.45

Net assets	100.00%

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face Amount		Value
Bonds: 94.65%
Corporate bonds: 93.61%
Australia: 4.25%
Adani Abbot Point Terminal Pty Ltd.,
5.750%, due 11/01/18	AUD	205,000	$179,587
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$55,000	60,336
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]		250,000	256,250
National Australia Bank,
2.750%, due 03/09/17		250,000	258,997
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	200,000	267,303
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[2]		$200,000	200,083
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	50,000	71,283
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[2]		$80,000	80,120
Telstra Corp. Ltd.,
4.800%, due 10/12/21[2]		55,000	61,705

Total Australia corporate bonds			1,435,664

Belgium: 0.22%
Elia System Operator SA,
5.250%, due 05/13/19[2]	EUR	50,000	76,143

Bermuda: 0.40%
Bacardi Ltd.,
2.750%, due 07/03/23[2]		100,000	136,826

Brazil: 0.71%
Petrobras Global Finance BV,
4.375%, due 05/20/23		$110,000	102,518
5.625%, due 05/20/43		20,000	17,525
Vale SA,
5.625%, due 09/11/42		125,000	120,447

Total Brazil corporate bonds			240,490

Canada: 3.70%
Bank of Montreal,
1.300%, due 07/15/16		110,000	110,885
6.020%, due 05/02/18	CAD	80,000	80,949
Bank of Nova Scotia,
4.100%, due 06/08/17		125,000	117,963
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16		$85,000	85,853
3.400%, due 01/14/16	CAD	95,000	86,845
Greater Toronto Airports Authority,
6.980%, due 10/15/32		60,000	75,120
Hydro One, Inc.,
5.360%, due 05/20/36		60,000	64,290
Nexen, Inc.,
6.400%, due 05/15/37		$90,000	109,203
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	85,000	77,895
Suncor Energy, Inc.,
6.500%, due 06/15/38		$100,000	127,338
TELUS Corp.,
3.750%, due 01/17/25	CAD	25,000	22,242

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face Amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Canada — (concluded)
Thomson Reuters Corp.,
1.300%, due 02/23/17		$110,000	$109,809
Toronto-Dominion Bank,
3.367%, due 11/02/20[3]	CAD	115,000	104,561
Yamana Gold, Inc.,
4.950%, due 07/15/24[1]		$80,000	79,637

Total Canada corporate bonds			1,252,590

Cayman Islands: 1.62%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[2]		100,000	121,530
New York Life Funding,
5.125%, due 02/03/15	GBP	50,000	82,230
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	100,000	136,426
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	50,000	86,484
XLIT Ltd.,
5.250%, due 12/15/43		$30,000	32,989
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]	GBP	50,000	87,583

Total Cayman Islands corporate bonds			547,242

Denmark: 0.42%
A.P. Moeller - Maersk A/S,
3.375%, due 08/28/19[2]	EUR	100,000	141,191

Finland: 1.22%
Elenia Finance Oyj,
2.875%, due 12/17/20		100,000	135,364
Pohjola Bank PLC,
1.750%, due 08/29/18		100,000	131,920
Teollisuuden Voima Oyj,
4.625%, due 02/04/19[2]		100,000	144,220

Total Finland corporate bonds			411,504

France: 3.38%
Alstom SA,
4.500%, due 03/18/20		50,000	74,030
Banque Federative du Credit Mutuel SA,
2.000%, due 09/19/19		100,000	133,669
BNP Paribas SA,
2.700%, due 08/20/18		$90,000	91,671
5.186%, due 06/29/15[2,3,4]		50,000	50,500
Credit Logement SA,
1.232%, due 12/16/14[2,3,4]	EUR	50,000	54,943
Electricite de France SA,
5.625%, due 01/22/24[1,3,4]		$100,000	104,090
6.950%, due 01/26/39[1]		30,000	39,881
GDF Suez,
4.750%, due 07/10/21[3,4]	EUR	100,000	138,873
Societe Des Autoroutes Paris-Rhin- Rhone,
2.250%, due 01/16/20		100,000	134,143
Total Capital International SA,
1.550%, due 06/28/17		$255,000	256,818

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
France — (concluded)
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	40,000	$63,814

Total France corporate bonds			1,142,432

Guernsey: 0.31%
Credit Suisse Group Guernsey I Ltd.,
7.875%, due 02/24/41[2,3]		$100,000	106,000

Indonesia: 0.60%
Pertamina Persero PT,
6.450%, due 05/30/44[1]		200,000	202,710

Ireland: 0.82%
FGA Capital Ireland PLC,
2.625%, due 04/17/19	EUR	100,000	129,378
GE Capital European Funding,
6.025%, due 03/01/38		75,000	147,936

Total Ireland corporate bonds			277,314

Israel: 0.92%
Delek & Avner Tamar Bond Ltd.,
3.839%, due 12/30/18[1]		$235,000	235,000
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		75,000	76,230

Total Israel corporate bonds			311,230

Italy: 2.86%
Assicurazioni Generali SpA,
4.875%, due 11/11/14[2]	EUR	50,000	63,460
Ei Towers SpA,
3.875%, due 04/26/18		100,000	134,883
Intesa Sanpaolo SpA,
4.375%, due 10/15/19[2]		100,000	145,871
Snam SpA,
3.875%, due 03/19/18[2]		200,000	279,487
Telecom Italia SpA,
8.250%, due 03/21/16		50,000	69,632
Terna Rete Elettrica Nazionale SpA,
4.125%, due 02/17/17		100,000	136,853
UniCredit SpA,
3.250%, due 01/14/21		100,000	137,958

Total Italy corporate bonds			968,144

Japan: 0.09%
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17		$30,000	29,956

Jersey, Channel Islands: 1.65%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	100,000	171,535
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]		100,000	182,588
Heathrow Funding Ltd.,
4.600%, due 02/15/18[2]	EUR	115,000	163,821
HSBC Capital Funding LP,
5.130%, due 03/29/16[3,4]		30,000	39,597

Total Jersey, Channel Islands corporate bonds			557,541

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Luxembourg: 0.58%
Actavis Funding SCS,
1.300%, due 06/15/17[1]		$15,000	$14,720
ArcelorMittal,
9.500%, due 02/15/15		75,000	77,063
Belfius Financing Co.,
1.261%, due 02/09/17[3]	GBP	50,000	77,815
SES,
3.600%, due 04/04/23[1]		$25,000	25,197

Total Luxembourg corporate bonds			194,795

Mexico: 0.65%
America Movil SAB de CV,
5.000%, due 03/30/20		200,000	218,862

Netherlands: 7.91%
ABN Amro Bank NV,
4.875%, due 01/16/19[2]	GBP	100,000	178,571
Achmea BV,
2.500%, due 11/19/20	EUR	150,000	203,156
Allianz Finance II BV,
4.375%, due 02/17/17[3,4]		80,000	105,207
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18		100,000	137,778
British American Tobacco Holdings The Netherlands BV,
2.375%, due 01/19/23[2]		100,000	135,160
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]		125,000	166,328
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA,
1.700%, due 03/19/18		$250,000	249,766
2.500%, due 05/26/26[3]	EUR	125,000	158,935
Deutsche Telekom International Finance BV,
4.000%, due 01/19/15		100,000	127,708
6.500%, due 04/08/22	GBP	30,000	59,086
E.ON International Finance BV,
6.650%, due 04/30/38[1]		$20,000	25,440
Heineken NV,
2.125%, due 08/04/20[2]	EUR	100,000	134,270
Iberdrola International BV,
4.500%, due 09/21/17		100,000	140,703
Koninklijke KPN NV,
6.500%, due 01/15/16		115,000	156,620
LYB International Finance BV,
5.250%, due 07/15/43		$55,000	59,249
Nomura Europe Finance NV,
1.875%, due 05/29/18[2]	EUR	100,000	130,250
Redexis Gas Finance BV,
2.750%, due 04/08/21		100,000	133,725
Royal Bank of Scotland NV,
0.932%, due 03/09/15[3]		$75,000	74,719
Siemens Financieringsmaatschappij NV,
5.125%, due 02/20/17	EUR	60,000	84,348
6.125%, due 09/14/66[3]	GBP	32,000	55,119

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Netherlands — (concluded)
TenneT Holding BV,
6.655%, due 06/01/17[3,4]	EUR	50,000	$70,257
Volkswagen International Finance NV,
2.125%, due 01/19/15[2]		70,000	88,909

Total Netherlands corporate bonds			2,675,304

Norway: 1.43%
DNB Bank ASA,
3.200%, due 04/03/17[1]		$200,000	208,795
SpareBank 1 SR Bank ASA,
2.125%, due 04/14/21	EUR	100,000	132,192
Statoil ASA,
3.125%, due 08/17/17		$75,000	78,731
4.800%, due 11/08/43		60,000	65,012

Total Norway corporate bonds			484,730

Portugal: 0.41%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	100,000	138,222

South Korea: 0.32%
GS Caltex Corp.,
5.500%, due 04/24/17[2]		$100,000	108,329

Spain: 2.03%
BBVA Senior Finance SAU,
3.250%, due 03/21/16	EUR	100,000	131,569
Santander International Debt SAU,
1.375%, due 03/25/17		200,000	257,665
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]		200,000	297,375

Total Spain corporate bonds			686,609

Sweden: 0.57%
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$100,000	113,279
Vattenfall AB,
6.750%, due 01/31/19	EUR	50,000	79,481

Total Sweden corporate bonds			192,760

United Kingdom: 13.76%
Abbey National Treasury Services PLC,
1.750%, due 01/15/18[2]		100,000	130,682
4.000%, due 03/13/24		$90,000	91,217
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	GBP	150,000	248,814
Aviva PLC,
4.729%, due 11/28/14[3,4]	EUR	90,000	113,399
Barclays Bank PLC,
2.250%, due 05/10/17[1]		$200,000	204,908
5.750%, due 08/17/21[2]	GBP	50,000	94,057
6.625%, due 03/30/22[2]	EUR	50,000	79,122
Barclays PLC,
4.375%, due 09/11/24		$200,000	193,832
BP Capital Markets PLC,
1.375%, due 05/10/18		85,000	83,476
2.750%, due 05/10/23		40,000	37,779

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (concluded)
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	75,000	$138,716
BUPA Finance PLC,
6.125%, due 09/16/20[3,4]		50,000	85,982
Diageo Capital PLC,
3.875%, due 04/29/43		$60,000	55,881
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	100,000	170,559
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$95,000	95,644
HSBC Holdings PLC,
5.100%, due 04/05/21		175,000	196,928
6.375%, due 09/17/24[3,4]		200,000	199,750
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18[2]	EUR	100,000	142,819
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]	GBP	110,000	181,946
Lloyds Bank PLC,
7.500%, due 04/15/24		100,000	213,041
11.875%, due 12/16/21[2,3]	EUR	45,000	69,384
National Express Group PLC,
6.250%, due 01/13/17	GBP	50,000	88,039
National Grid Electricity Transmission PLC,
5.875%, due 02/02/24		45,000	87,465
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19		50,000	92,001
Royal Bank of Scotland PLC,
6.934%, due 04/09/18	EUR	130,000	188,416
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		$250,000	236,240
SSE PLC,
2.000%, due 06/17/20	EUR	100,000	132,783
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]		$200,000	205,318
Tesco PLC,
6.125%, due 02/24/22	GBP	50,000	88,770
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		50,000	90,636
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]		125,000	217,093
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[2]		100,000	194,384
WPP Finance 2010,
3.750%, due 09/19/24		$65,000	64,107
WPP PLC,
6.625%, due 05/12/16[2]	EUR	100,000	138,731

Total United Kingdom corporate bonds			4,651,919

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States: 42.78%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$135,000	$163,929
ABB Finance USA, Inc.,
2.875%, due 05/08/22		85,000	84,009
AbbVie, Inc.,
2.900%, due 11/06/22		95,000	90,832
4.400%, due 11/06/42		55,000	51,671
Aetna, Inc.,
2.200%, due 03/15/19		25,000	24,761
4.750%, due 03/15/44		15,000	15,251
Alltel Corp.,
7.875%, due 07/01/32		85,000	120,660
Altria Group, Inc.,
4.250%, due 08/09/42		220,000	199,495
American Airlines Pass Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22		15,000	15,188
American Express Credit Corp.,
1.300%, due 07/29/16		55,000	55,367
American International Group, Inc.,
3.375%, due 08/15/20		105,000	108,140
4.500%, due 07/16/44		50,000	49,397
American Tower Corp. REIT,
3.400%, due 02/15/19		25,000	25,542
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		205,000	232,371
Apache Corp.,
4.750%, due 04/15/43		135,000	134,911
AT&T, Inc.,
2.500%, due 03/15/23	EUR	100,000	133,860
5.550%, due 08/15/41		$95,000	103,202
Bank of America Corp.,
1.875%, due 01/10/19	EUR	275,000	361,919
4.200%, due 08/26/24		$60,000	59,481
5.875%, due 02/07/42		60,000	71,893
Bank of New York Mellon Corp.,
1.350%, due 03/06/18		170,000	167,593
BB&T Corp.,
1.600%, due 08/15/17		55,000	55,151
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		50,000	49,280
Boston Scientific Corp.,
6.000%, due 01/15/20		105,000	119,713
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		145,000	149,540
5.400%, due 06/01/41		60,000	67,485
Capital One Financial Corp.,
1.000%, due 11/06/15		160,000	160,447
Caterpillar, Inc.,
4.750%, due 05/15/64		70,000	72,677
CF Industries, Inc.,
5.150%, due 03/15/34		75,000	79,032

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Chevron Corp.,
2.355%, due 12/05/22		$45,000	$42,853
2.427%, due 06/24/20		45,000	45,487
Cisco Systems, Inc.,
2.900%, due 03/04/21		25,000	25,238
Citigroup, Inc.,
0.747%, due 05/31/17[3]	EUR	100,000	124,897
6.000%, due 08/15/17		$255,000	285,594
Coca-Cola Co.,
1.800%, due 09/01/16		95,000	96,875
1.875%, due 09/22/26	EUR	100,000	127,303
Comcast Corp.,
4.750%, due 03/01/44		$25,000	26,374
ConocoPhillips,
4.600%, due 01/15/15		105,000	106,215
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22		9,436	10,993
DIRECTV Holdings LLC,
5.000%, due 03/01/21		175,000	193,788
Dow Chemical Co.,
3.500%, due 10/01/24		120,000	117,048
Duke Energy Corp.,
3.050%, due 08/15/22		105,000	104,287
Enable Midstream Partners LP,
2.400%, due 05/15/19[1]		30,000	29,686
Energy Transfer Partners LP,
6.050%, due 06/01/41		110,000	119,800
Enterprise Products Operating LLC,
4.850%, due 03/15/44		85,000	86,339
5.200%, due 09/01/20		55,000	61,759
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		45,000	50,822
Express Scripts Holding Co.,
2.250%, due 06/15/19		85,000	83,809
Exxon Mobil Corp.,
0.921%, due 03/15/17		10,000	9,981
1.819%, due 03/15/19		80,000	79,973
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		100,000	104,667
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		200,000	206,415
Freeport-McMoRan, Inc.,
3.100%, due 03/15/20		70,000	69,451
3.875%, due 03/15/23		70,000	69,042
General Electric Capital Corp.,
1.000%, due 12/11/15		160,000	160,875
4.375%, due 09/16/20		120,000	131,183
Series A,
6.750%, due 03/15/32		230,000	303,240
General Electric Co.,
4.125%, due 10/09/42		55,000	54,645

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Georgia Power Co.,
5.400%, due 06/01/40		$75,000	$86,790
Gilead Sciences, Inc.,
2.050%, due 04/01/19		60,000	59,546
4.800%, due 04/01/44		65,000	68,312
Glencore Funding LLC,
2.500%, due 01/15/19[1]		80,000	78,314
3.125%, due 04/29/19[1]		65,000	65,039
Goldman Sachs Group, Inc.,
3.250%, due 02/01/23[2]	EUR	130,000	182,338
4.375%, due 03/16/17[2]		150,000	207,115
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		$55,000	52,610
Hewlett-Packard Co.,
2.625%, due 12/09/14		130,000	130,546
International Business Machines Corp.,
3.375%, due 08/01/23		100,000	100,967
Johnson Controls, Inc.,
3.625%, due 07/02/24		40,000	39,664
4.950%, due 07/02/64		30,000	29,270
JPMorgan Chase & Co.,
1.800%, due 01/25/18		100,000	99,785
3.200%, due 01/25/23		485,000	473,447
3.875%, due 09/10/24		45,000	44,116
Juniper Networks, Inc.,
4.500%, due 03/15/24		65,000	66,979
Kellogg Co.,
1.875%, due 11/17/16		80,000	81,214
Kinder Morgan Energy Partners LP,
3.500%, due 03/01/21		105,000	105,356
5.000%, due 03/01/43		115,000	106,326
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		85,000	88,864
Laboratory Corp. of America Holdings,
2.500%, due 11/01/18		55,000	55,259
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]		105,000	107,312
Lincoln National Corp.,
4.200%, due 03/15/22		135,000	142,346
Lorillard Tobacco Co.,
6.875%, due 05/01/20		20,000	23,450
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		90,000	87,701
Marathon Petroleum Corp.,
3.625%, due 09/15/24		90,000	88,097
McKesson Corp.,
4.883%, due 03/15/44		25,000	25,743
Medtronic, Inc.,
4.625%, due 03/15/44		25,000	25,732
Merck & Co., Inc.,
6.550%, due 09/15/37		64,000	84,825

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
MetLife, Inc.,
4.875%, due 11/13/43		$120,000	$127,679
Metropolitan Life Global Funding I,
2.375%, due 09/30/19[2]	EUR	125,000	169,802
Microsoft Corp.,
2.625%, due 05/02/33		100,000	133,800
3.500%, due 11/15/42		$80,000	71,732
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	140,000	188,458
5.375%, due 02/10/20		$83,000	94,102
Monongahela Power Co.,
5.400%, due 12/15/43[1]		40,000	45,786
Monsanto Co.,
4.200%, due 07/15/34		75,000	75,547
Morgan Stanley,
2.375%, due 07/23/19		300,000	295,257
2.375%, due 03/31/21	EUR	50,000	66,910
4.350%, due 09/08/26		$80,000	78,625
6.375%, due 07/24/42		45,000	56,184
Mosaic Co.,
5.450%, due 11/15/33		50,000	55,268
Navient LLC,
6.250%, due 01/25/16		80,000	83,040
NBCUniversal Media LLC,
4.375%, due 04/01/21		160,000	174,296
5.150%, due 04/30/20		130,000	147,599
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		25,000	34,193
PacifiCorp,
6.000%, due 01/15/39		95,000	120,458
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[2]	EUR	60,000	94,773
Philip Morris International, Inc.,
1.750%, due 03/19/20		100,000	131,865
PNC Funding Corp.,
2.700%, due 09/19/16		$75,000	77,390
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		50,000	51,239
Priceline Group, Inc.,
2.375%, due 09/23/24	EUR	100,000	127,331
QVC, Inc.,
4.375%, due 03/15/23		$35,000	34,919
Republic Services, Inc.,
5.250%, due 11/15/21		175,000	198,287
Reynolds American, Inc.,
6.750%, due 06/15/17		125,000	141,076
SABMiller Holdings, Inc.,
1.875%, due 01/20/20[2]	EUR	100,000	132,470
Sempra Energy,
6.000%, due 10/15/39		$85,000	105,598
Southwestern Electric Power Co.,
6.200%, due 03/15/40		115,000	146,415

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
SunTrust Banks, Inc.,
1.350%, due 02/15/17	$200,000	$199,887
2.350%, due 11/01/18	65,000	65,156
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]	75,000	72,904
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[1]	55,000	56,052
Thermo Fisher Scientific, Inc.,
4.150%, due 02/01/24	20,000	20,707
5.300%, due 02/01/44	20,000	21,952
Time Warner Cable, Inc.,
5.000%, due 02/01/20	210,000	233,362
Transocean, Inc.,
6.800%, due 03/15/38	80,000	77,904
Travelers Cos., Inc.,
4.600%, due 08/01/43	20,000	20,971
Tyson Foods, Inc.,
3.950%, due 08/15/24	40,000	40,070
5.150%, due 08/15/44	35,000	36,218
Union Pacific Corp.,
4.750%, due 12/15/43	20,000	21,495
United Airlines Pass Through Trust,
Series 2014-2, Class A,
3.750%, due 09/03/26	35,000	35,438
Series 2014-1, Class A,
4.000%, due 04/11/26	60,000	60,300
US Bancorp,
1.650%, due 05/15/17	105,000	105,955
Valero Energy Corp.,
6.625%, due 06/15/37	100,000	119,387
Verizon Communications, Inc.,
2.625%, due 02/21/20[1]	205,000	202,428
4.500%, due 09/15/20	85,000	91,958
6.550%, due 09/15/43	190,000	237,384
Viacom, Inc.,
2.500%, due 09/01/18	20,000	20,251
Virginia Electric and Power Co.,
Series A,
6.000%, due 05/15/37	55,000	69,604
Wachovia Corp.,
5.750%, due 02/01/18	240,000	270,532
Waste Management, Inc.,
6.125%, due 11/30/39	65,000	80,419
WellPoint, Inc.,
5.100%, due 01/15/44	40,000	42,500
Williams Partners LP,
4.300%, due 03/04/24	30,000	30,599
WM Wrigley Jr Co.,
2.000%, due 10/20/17[1]	15,000	15,140
Xcel Energy, Inc.,
4.700%, due 05/15/20	40,000	44,345
4.800%, due 09/15/41	50,000	54,904

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (concluded)
Corporate bonds — (concluded)
United States — (concluded)
Yum! Brands, Inc.,
5.350%, due 11/01/43		$90,000	$97,884

Total United States corporate bonds			14,464,304

Total corporate bonds (cost $31,083,600)			31,652,811

Supranational bonds: 1.04%
Asian Development Bank,
1.000%, due 12/15/15	GBP	50,000	81,276
European Investment Bank,
3.000%, due 12/07/15		60,000	99,760
Inter-American Development Bank,
0.625%, due 12/15/15		55,000	88,985
International Finance Corp.,
0.625%, due 12/15/15		50,000	80,894

Total supranational bonds (cost $340,290)			350,915

Total bonds (cost $31,423,890)			32,003,726

	Shares
Short-term investment: 1.90%
Investment company: 1.90%
UBS Cash Management Prime Relationship Fund[5] (cost $641,393)		641,393	641,393

Total investments: 96.55% (cost $32,065,283)			32,645,119
Cash and other assets, less liabilities — 3.45%			1,166,459

Net assets — 100.00%			$33,811,578

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$912,027
Gross unrealized depreciation	(332,191)

Net unrealized appreciation of investments	$579,836

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	EUR	7,775,000	USD	10,241,191	12/03/14	$416,662
JPMCB	AUD	175,000	USD	162,562	12/03/14	10,025
JPMCB	CAD	700,000	USD	642,913	12/03/14	18,814
JPMCB	GBP	2,205,000	USD	3,653,233	12/03/14	80,559
JPMCB	USD	192,784	EUR	150,000	12/03/14	(3,243)
Net unrealized appreciation on forward foreign currency contracts						$522,817

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 2 contracts (USD)	December 2014	$237,409	$236,515	$(894)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 2 contracts (USD)	December 2014	(247,685)	(249,282)	(1,597)
Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 2 contracts (CAD)	December 2014	244,268	241,940	(2,328)
Euro-Bobl, 1 contract (EUR)	December 2014	161,183	161,570	387
Euro-Bund, 5 contracts (EUR)	December 2014	941,508	945,393	3,885
Interest rate futures sell contracts:
Long Gilt, 2 contracts (GBP)	December 2014	(363,493)	(366,834)	(3,341)

Net unrealized depreciation on futures contracts				$(3,888)

Credit default swaps on corporate issues — buy protection6

Counterparty	Referenced obligation[7]	Notional amount	Termination date	Payments made by the Fund[8]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CSFB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD 275,000	03/20/19	1.000%	$9,742	$(9,413)	$329
JPMCB	Enel SpA, bond, 5.250%, due 06/20/17	EUR 120,000	03/20/19	1.000	(1,572)	(1,795)	(3,367)

					$8,170	$(11,208)	$(3,038)

Credit default swaps on corporate issues — sell protection9

Counterparty	Referenced obligation[7]	Notional amount		Termination date	Payments received by the Fund[8]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[10]
CITI	Glencore International AG bond, 6.500%, 02/27/19	EUR	70,000	06/20/19	1.000%	$4,172	$(1,234)	$2,938	1.23%
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	115,000	06/20/19	1.000	1,591	599	2,190	0.870
JPMCB	Portugal Telecom International Finance B.V. bond, 4.375%, due 03/24/17	EUR	85,000	09/20/19	5.000	(15,873)	10,076	(5,797)	2.730

						$(10,110)	$9,441	$(669)

Centrally cleared credit default swaps on credit indices — buy protection6

Referenced index[7]	Notional amount	Termination date	Payments made by the Fund[8]	Value	Unrealized depreciation
iTraxx Europe Main Series 21 Index	EUR 1,140,000	06/20/19	1.000%	$(24,715)	$(5,783)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$31,652,811	$—	$31,652,811
Supranational bonds	—	350,915	—	350,915
Short-term investment	—	641,393	—	641,393
Forward foreign currency contracts	—	526,060	—	526,060
Futures contracts	4,272	—	—	4,272
Swap agreements	—	10,675	—	10,675
Total	$4,272	$33,181,854	$—	$33,186,126
Liabilities
Forward foreign currency contracts	$—	$(3,243)	$—	$(3,243)
Futures contracts	(8,160)	—	—	(8,160)
Swap agreements	—	(37,157)	—	(37,157)
Total	$(8,160)	$(40,400)	$—	$(48,560)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $2,574,297 or 7.61% of net assets.

[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $6,484,641 or 19.18% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.
[4]	Perpetual investment. Date shown reflects the next call date.
[5]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

Security description	Value 12/31/13	Purchases during the nine months ended 09/30/14	Sales during the nine months ended 09/30/14	Value 09/30/14	Net income earned from affiliate for the nine months ended 09/30/14
UBS Cash Management Prime Relationship Fund	$1,323,965	$3,864,897	$4,547,469	$641,393	$275

[6]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[7]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[8]	Payments made or received are based on the notional amount.
[9]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[10]

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS High Yield Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Bonds
Corporate bonds
Aerospace	0.53%
Air transportation	0.28
Automotive & auto parts distributors	3.02
Banks & thrifts	2.24
Broadcasting	1.05
Building materials	3.33
Cable Tv	6.75
Capital goods	0.57
Chemicals	1.93
Consumer products	0.96
Containers	2.56
Diversified financial services	5.06
Diversified media	0.92
Electric utilities	3.36
Energy	17.66
Entertainment/film	0.39
Environmental	0.26
Food & drug retail	0.55
Food/beverage/tobacco	1.17
Gaming	1.61
Healthcare	7.84
Homebuilders/real estate	1.43
Hotel	0.13
Insurance	0.08
Leisure	0.59
Machinery	0.40
Metals/mining	1.73
Paper	0.77
Publishing/printing	1.00
Services	3.94
Steels	1.80
Super retail index	1.34
Technology	5.00
Telecommunications	9.55
Transportation excluding air/rail	0.90

Total corporate bonds	90.70%
Short-term investment	10.55
Options purchased	0.00 [1]

Total investments	101.25%
Liabilities, in excess of cash and other assets	(1.25)

Net assets	100.00%

[1]	Amount represents less than 0.005%.

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds: 90.70%
Corporate bonds: 90.70%
Australia: 0.29%
FMG Resources August 2006 Pty Ltd.,
8.250%, due 11/01/19[1]	$1,300,000	$1,343,875

Bermuda: 0.29%
Teekay Offshore Partners LP / Teekay
Offshore Finance Corp.,
6.000%, due 07/30/19	1,325,000	1,298,500

Canada: 1.93%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	340,000	371,450
7.750%, due 03/15/20[1]	261,000	284,542
Cascades, Inc.,
5.500%, due 07/15/22[1]	725,000	703,250
Cogeco Cable, Inc.,
4.875%, due 05/01/20[1]	1,250,000	1,240,625
Jupiter Resources, Inc.,
8.500%, due 10/01/22[1]	1,175,000	1,042,813
Kodiak Oil & Gas Corp.,
5.500%, due 02/01/22	1,625,000	1,633,125
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	1,200,000	1,248,000
Precision Drilling Corp.,
5.250%, due 11/15/24[1]	475,000	458,375
Ultra Petroleum Corp.,
5.750%, due 12/15/18[1]	1,300,000	1,306,500
6.125%, due 10/01/24[1]	500,000	477,500

Total Canada corporate bonds		8,766,180

Cayman Islands: 0.66%
Offshore Group Investment Ltd.,
7.500%, due 11/01/19	2,400,000	2,226,000
Wynn Macau Ltd.,
5.250%, due 10/15/21[1]	800,000	772,000

Total Cayman Islands corporate bonds		2,998,000

Croatia: 0.55%
Agrokor DD,
8.875%, due 02/01/20[1]	2,275,000	2,497,859

France: 1.43%
Credit Agricole SA,
6.625%, due 09/23/19[1,2,3]	400,000	381,410
7.875%, due 01/23/24[1,2,3]	775,000	782,750
Numericable Group SA,
4.875%, due 05/15/19[1]	1,400,000	1,382,500
6.000%, due 05/15/22[1]	400,000	403,000
6.250%, due 05/15/24	2,150,000	2,144,625
Societe Generale SA,
7.875%, due 12/18/23[1,2,3]	325,000	325,000
SPCM SA,
6.000%, due 01/15/22[1]	1,025,000	1,091,625

Total France corporate bonds		6,510,910

Germany: 0.56%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	2,525,000	2,550,250

Greece: 0.27%
FAGE Dairy Industry SA,
9.875%, due 02/01/20[1]	1,150,000	1,210,375

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
Ireland: 1.00%
Ardagh Packaging Finance PLC,
6.250%, due 01/31/19[1]	$600,000	$594,000
6.750%, due 01/31/21[1]	800,000	800,000
Grifols Worldwide Operations Ltd.,
5.250%, due 04/01/22[1]	1,400,000	1,382,500
Ono Finance II PLC,
10.875%, due 07/15/19[1]	1,125,000	1,209,375
Smurfit Kappa Acquisitions,
4.875%, due 09/15/18[1]	550,000	561,000

Total Ireland corporate bonds		4,546,875

Italy: 0.44%
Enel SpA,
8.750%, due 09/24/73[1,2]	875,000	1,013,950
Telecom Italia SpA,
5.303%, due 05/30/24[1]	1,000,000	980,000

Total Italy corporate bonds		1,993,950

Luxembourg: 5.83%
Altice SA,
7.750%, due 05/15/22[1]	2,650,000	2,736,125
ArcelorMittal,
6.750%, due 02/25/22	775,000	832,156
7.250%, due 03/01/41	1,800,000	1,804,500
7.500%, due 10/15/39	2,400,000	2,472,000
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	1,475,000	1,561,656
INEOS Group Holdings SA,
6.125%, due 08/15/18[1]	2,725,000	2,718,187
Intelsat Jackson Holdings SA,
5.500%, due 08/01/23	1,275,000	1,217,625
7.250%, due 10/15/20	2,550,000	2,696,625
7.500%, due 04/01/21	800,000	854,000
Intelsat Luxembourg SA,
7.750%, due 06/01/21	2,350,000	2,394,063
Mallinckrodt International Finance
SA/Mallinckrodt CB LLC,
5.750%, due 08/01/22[1]	1,000,000	1,007,500
Pacific Drilling SA,
5.375%, due 06/01/20[1]	5,225,000	4,780,875
Wind Acquisition Finance SA,
4.750%, due 07/15/20[1]	500,000	480,000
6.500%, due 04/30/20[1]	225,000	234,563
7.375%, due 04/23/21[1]	750,000	753,750

Total Luxembourg corporate bonds		26,543,625

Mexico: 0.55%
Cemex SAB de CV,
5.875%, due 03/25/19[1]	1,250,000	1,256,250
7.250%, due 01/15/21[1]	1,200,000	1,269,000

Total Mexico corporate bonds		2,525,250

Netherlands: 1.29%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]	425,000	565,371
NXP BV / NXP Funding LLC,
5.750%, due 02/15/21[1]	2,300,000	2,334,500
Schaeffler Holding Finance BV,
6.875%, due 08/15/18[1,4]	2,450,000	2,548,000

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
Netherlands — (concluded)
VTR Finance BV,
6.875%, due 01/15/24[1]	$425,000	$439,875

Total Netherlands corporate bonds		5,887,746

Spain: 0.20%
Abengoa Finance SAU,
7.750%, due 02/01/20[1]	850,000	913,750

Sweden: 0.25%
Perstorp Holding AB,
11.000%, due 08/15/17[1]	1,100,000	1,133,000

Switzerland: 0.50%
Credit Suisse Group AG,
7.500%, due 12/11/23[1,2,3]	2,150,000	2,257,500

United Kingdom: 1.18%
Barclays Bank PLC,
7.625%, due 11/21/22	600,000	644,775
Lloyds Banking Group PLC,
6.413%, due 10/01/35[1,2,3]	2,200,000	2,348,500
7.500%, due 06/27/24[2,3]	1,325,000	1,364,750
Royal Bank of Scotland Group PLC,
6.125%, due 12/15/22	975,000	1,031,977

Total United Kingdom corporate bonds		5,390,002

United States: 73.48%
Activision Blizzard, Inc.,
5.625%, due 09/15/21[1]	450,000	468,000
ADT Corp.,
6.250%, due 10/15/21	1,675,000	1,733,625
Advanced Micro Devices, Inc.,
6.750%, due 03/01/19	1,350,000	1,363,500
AECOM Technology Corp.,
5.875%, due 10/15/24[1]	1,500,000	1,509,375
AES Corp.,
8.000%, due 06/01/20	2,100,000	2,409,750
AK Steel Corp.,
7.625%, due 10/01/21	800,000	776,000
Alcoa, Inc.,
5.125%, due 10/01/24	1,225,000	1,226,591
Ally Financial, Inc.,
8.000%, due 03/15/20	2,590,000	3,017,350
8.000%, due 11/01/31	500,000	623,750
Alta Mesa Holdings,
9.625%, due 10/15/18	3,150,000	3,260,250
American Axle & Manufacturing, Inc.,
6.625%, due 10/15/22	2,370,000	2,494,425
American Builders & Contractors Supply Co., Inc.,
5.625%, due 04/15/21[1]	1,250,000	1,225,000
American Energy-Permian Basin LLC / AEPB Finance Corp.,
7.125%, due 11/01/20[1]	950,000	869,250
7.375%, due 11/01/21[1]	1,150,000	1,052,250
Amsurg Corp.,
5.625%, due 07/15/22[1]	1,150,000	1,138,500
Anixter, Inc.,
5.125%, due 10/01/21	850,000	839,375

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Antero Resources Finance Corp.,
5.375%, due 11/01/21	$2,500,000	$2,487,500
6.000%, due 12/01/20	1,125,000	1,147,500
Aramark Services, Inc.,
5.750%, due 03/15/20	1,200,000	1,230,000
Arch Coal, Inc.,
7.250%, due 06/15/21	1,175,000	566,937
9.875%, due 06/15/19	575,000	333,500
Ashtead Capital, Inc.,
5.625%, due 10/01/24[1]	600,000	603,000
Athlon Holdings LP / Athlon Finance Corp.,
6.000%, due 05/01/22[1]	1,225,000	1,313,812
Atlas Pipeline Partners LP,
5.875%, due 08/01/23	333,000	325,507
Avaya, Inc.,
7.000%, due 04/01/19[1]	1,275,000	1,236,750
Avis Budget Car Rental LLC,
5.500%, due 04/01/23	1,325,000	1,315,062
Belden, Inc.,
5.250%, due 07/15/24[1]	1,000,000	957,500
BlueLine Rental Finance Corp.,
7.000%, due 02/01/19[1]	550,000	565,125
BMC Software Finance, Inc.,
8.125%, due 07/15/21[1]	1,175,000	1,128,000
Boise Cascade Co.,
6.375%, due 11/01/20	1,775,000	1,846,000
BreitBurn Energy Partners LP,
7.875%, due 04/15/22	1,281,000	1,297,012
Brunswick Corp.,
4.625%, due 05/15/21[1]	250,000	243,125
Builders FirstSource, Inc.,
7.625%, due 06/01/21[1]	1,225,000	1,246,437
Building Materials Corp of America,
6.750%, due 05/01/21[1]	750,000	785,625
Cablevision Systems Corp.,
5.875%, due 09/15/22	625,000	604,687
Calpine Corp.,
5.375%, due 01/15/23	1,050,000	1,015,875
6.000%, due 01/15/22[1]	2,550,000	2,696,625
Calumet Specialty Products Partners LP,
6.500%, due 04/15/21[1]	1,150,000	1,092,500
7.625%, due 01/15/22	1,225,000	1,243,375
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	550,000	611,187
CB Richard Ellis Services, Inc.,
5.000%, due 03/15/23	575,000	569,192
CCO Holdings LLC,
6.500%, due 04/30/21	3,475,000	3,622,687
6.625%, due 01/31/22	1,150,000	1,207,500
8.125%, due 04/30/20	1,375,000	1,452,344
CDW LLC,
6.000%, due 08/15/22	600,000	622,500
8.500%, due 04/01/19	298,000	315,880
Celanese US Holdings LLC,
4.625%, due 11/15/22	175,000	171,500
5.875%, due 06/15/21	1,090,000	1,160,850

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Century Intermediate Holding Co. 2,
9.750%, due 02/15/19[1],4	$1,350,000	$1,420,875
CenturyLink, Inc.,
Series S, 6.450%, due 06/15/21	1,475,000	1,578,250
Series W, 6.750%, due 12/01/23	1,300,000	1,394,250
Series P, 7.600%, due 09/15/39	275,000	271,562
Cequel Communications Holdings I LLC,
5.125%, due 12/15/21[1]	1,900,000	1,816,875
Ceridian LLC / Comdata, Inc.,
8.125%, due 11/15/17[1]	825,000	826,031
Chaparral Energy, Inc.,
7.625%, due 11/15/22	2,500,000	2,562,500
Chesapeake Energy Corp.,
6.625%, due 08/15/20	1,475,000	1,626,925
Chrysler Group LLC,
8.000%, due 06/15/19	615,000	652,669
8.250%, due 06/15/21	1,225,000	1,335,250
Cinemark USA, Inc.,
4.875%, due 06/01/23	1,350,000	1,285,875
CIT Group, Inc.,
5.000%, due 08/15/22	1,250,000	1,253,125
5.500%, due 02/15/19[1]	2,555,000	2,673,169
Claire’s Stores, Inc.,
9.000%, due 03/15/19[1]	525,000	534,187
Clean Harbors, Inc.,
5.250%, due 08/01/20	1,200,000	1,200,000
Clearwater Paper Corp.,
4.500%, due 02/01/23	75,000	71,625
Commercial Metals Co.,
4.875%, due 05/15/23	550,000	528,000
Community Health Systems, Inc.,
5.125%, due 08/01/21[1]	700,000	698,250
6.875%, due 02/01/22[1]	1,400,000	1,456,000
7.125%, due 07/15/20	1,900,000	2,014,000
Constellation Brands, Inc.,
7.250%, due 05/15/17	355,000	394,937
Continental Airlines Pass Through Certificates,
Series 2012-3, Class C,
6.125%, due 04/29/18	1,225,000	1,298,500
Crown Americas LLC,
4.500%, due 01/15/23	1,325,000	1,252,125
CST Brands, Inc.,
5.000%, due 05/01/23	125,000	121,875
DaVita HealthCare Partners, Inc.,
5.125%, due 07/15/24	1,175,000	1,154,437
Denbury Resources, Inc.,
5.500%, due 05/01/22	1,725,000	1,707,750
DISH DBS Corp.,
7.875%, due 09/01/19	5,060,000	5,717,800
DR Horton, Inc.,
4.375%, due 09/15/22	650,000	625,625

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Endo Finance LLC & Endo Finco, Inc.,
5.375%, due 01/15/23[1]	$825,000	$787,875
7.000%, due 12/15/20[1]	1,550,000	1,619,750
7.250%, due 01/15/22[1]	900,000	947,250
Envision Healthcare Corp.,
5.125%, due 07/01/22[1]	1,000,000	985,000
EP Energy LLC / Everest Acquisition Finance, Inc.,
9.375%, due 05/01/20	2,175,000	2,370,750
Epicor Software Corp.,
8.625%, due 05/01/19	2,070,000	2,189,025
Equinix, Inc.,
5.375%, due 04/01/23	2,100,000	2,079,000
7.000%, due 07/15/21	1,150,000	1,231,937
ExamWorks Group, Inc.,
9.000%, due 07/15/19	2,695,000	2,883,650
Felcor Lodging LP,
6.750%, due 06/01/19	550,000	572,687
First Data Corp.,
10.625%, due 06/15/21	1,120,000	1,274,000
12.625%, due 01/15/21	4,050,000	4,849,875
FirstEnergy Corp.,
Series C, 7.375%, due 11/15/31	2,425,000	2,866,801
Flextronics International Ltd.,
5.000%, due 02/15/23	1,550,000	1,541,860
Freescale Semiconductor, Inc.,
10.750%, due 08/01/20	1,082,000	1,201,020
Frontier Communications Corp.,
6.875%, due 01/15/25	200,000	197,500
8.500%, due 04/15/20	1,895,000	2,103,450
9.000%, due 08/15/31	1,585,000	1,644,437
9.250%, due 07/01/21	900,000	1,028,250
FTI Consulting, Inc.,
6.750%, due 10/01/20	675,000	701,156
Gannett Co., Inc.,
5.125%, due 07/15/20	875,000	877,187
6.375%, due 10/15/23[1]	1,300,000	1,352,000
General Motors Co.,
6.250%, due 10/02/43	1,550,000	1,813,500
General Motors Financial Co., Inc.,
4.250%, due 05/15/23	625,000	627,344
4.375%, due 09/25/21	1,175,000	1,201,438
4.750%, due 08/15/17	475,000	497,562
Geo Group, Inc.,
5.125%, due 04/01/23	300,000	288,750
GLP Capital LP / GLP Financing II, Inc.,
4.875%, due 11/01/20	2,100,000	2,141,349
Goodyear Tire & Rubber Co.,
6.500%, due 03/01/21	1,950,000	2,028,000
Graphic Packaging International, Inc.,
4.750%, due 04/15/21	2,550,000	2,543,625
Halcon Resources Corp.,
9.750%, due 07/15/20	2,225,000	2,263,937

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
HCA, Inc.,
3.750%, due 03/15/19	$775,000	$757,563
5.000%, due 03/15/24	675,000	664,031
5.875%, due 03/15/22	300,000	315,375
7.500%, due 02/15/22	950,000	1,068,750
7.750%, due 05/15/21	375,000	400,781
Hecla Mining Co.,
6.875%, due 05/01/21	2,575,000	2,420,500
Hertz Corp.,
5.875%, due 10/15/20	600,000	609,000
Hiland Partners LP,
7.250%, due 10/01/20[1]	2,825,000	2,994,500
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.000%, due 12/01/24[1]	300,000	288,750
Hologic, Inc.,
6.250%, due 08/01/20	1,050,000	1,081,500
Huntington Ingalls Industries, Inc.,
7.125%, due 03/15/21	1,625,000	1,750,937
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
5.875%, due 02/01/22	575,000	575,000
6.000%, due 08/01/20	1,775,000	1,823,812
iHeartCommunications, Inc.,
9.000%, due 12/15/19	1,325,000	1,334,938
14.000%, due 02/01/21[4]	1,480,843	1,354,971
IMS Health, Inc.,
6.000%, due 11/01/20[1]	825,000	845,625
Infor US, Inc.,
9.375%, due 04/01/19	1,175,000	1,269,000
11.500%, due 07/15/18	350,000	388,500
Interactive Data Corp.,
5.875%, due 04/15/19[1]	1,125,000	1,105,312
International Lease Finance Corp.,
5.875%, due 04/01/19	975,000	1,038,375
5.875%, due 08/15/22	950,000	992,750
7.125%, due 09/01/18[1]	1,475,000	1,659,375
Jefferies Finance LLC,
6.875%, due 04/15/22[1]	700,000	689,500
7.375%, due 04/01/20[1]	1,750,000	1,789,375
K Hovnanian Enterprises, Inc.,
7.250%, due 10/15/20[1]	1,700,000	1,780,750
KB Home,
7.250%, due 06/15/18	1,025,000	1,096,750
Key Energy Services, Inc.,
6.750%, due 03/01/21	1,790,000	1,722,875
Kinder Morgan, Inc.,
7.750%, due 01/15/32	1,140,000	1,399,350
7.800%, due 08/01/31	475,000	574,750
Lamar Media Corp.,
5.375%, due 01/15/24[1]	625,000	626,563
Legacy Reserves LP,
6.625%, due 12/01/21	400,000	392,000
8.000%, due 12/01/20	500,000	520,000
Level 3 Communications, Inc.,
11.875%, due 02/01/19	805,000	869,400

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Level 3 Financing, Inc.,
6.125%, due 01/15/21[1]	$1,750,000	$1,802,500
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	315,000	370,519
Linn Energy LLC,
8.625%, due 04/15/20	2,130,000	2,201,888
LKQ Corp.,
4.750%, due 05/15/23	575,000	554,875
Manitowoc Co., Inc.,
8.500%, due 11/01/20	1,115,000	1,198,625
Masco Corp.,
7.125%, due 03/15/20	1,675,000	1,926,250
McClatchy Co.,
9.000%, due 12/15/22	2,225,000	2,403,000
MedAssets, Inc.,
8.000%, due 11/15/18	600,000	622,500
Memorial Production Partners LP,
6.875%, due 08/01/22[1]	975,000	931,125
7.625%, due 05/01/21	1,600,000	1,592,000
Mercer International, Inc.,
9.500%, due 12/01/17	300,000	314,250
MGM Resorts International,
8.625%, due 02/01/19	1,300,000	1,465,880
Michaels FinCo Holdings LLC,
7.500%, due 08/01/18[1,4]	248,000	252,340
Michaels Stores, Inc.,
5.875%, due 12/15/20[1]	1,350,000	1,343,250
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20	4,775,000	4,954,063
MPH Acquisition Holdings LLC,
6.625%, due 04/01/22[1]	1,500,000	1,515,000
Murray Energy Corp.,
8.625%, due 06/15/21[1]	1,050,000	1,086,750
Navient LLC,
5.500%, due 01/15/19	1,375,000	1,402,500
8.000%, due 03/25/20	2,700,000	3,027,375
8.450%, due 06/15/18	1,050,000	1,181,250
Navios Maritime Acquisition Corp.,
8.125%, due 11/15/21[1]	1,650,000	1,592,250
Navios Maritime Holdings, Inc.,
7.375%, due 01/15/22[1]	1,250,000	1,187,500
NCR Corp.,
5.875%, due 12/15/21	1,225,000	1,252,562
6.375%, due 12/15/23	325,000	340,438
NRG Energy, Inc.,
6.250%, due 07/15/22[1]	3,500,000	3,589,688
NRG Yield Operating LLC,
5.375%, due 08/15/24[1]	1,700,000	1,708,500
Oasis Petroleum, Inc.,
6.500%, due 11/01/21	1,225,000	1,277,063
6.875%, due 03/15/22	2,250,000	2,373,750
Owens-Illinois, Inc.,
7.800%, due 05/15/18	1,075,000	1,209,375
PAETEC Holding Corp.,
9.875%, due 12/01/18	990,000	1,046,925
Par Pharmaceutical Cos., Inc.,
7.375%, due 10/15/20	800,000	834,000

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Party City Holdings, Inc.,
8.875%, due 08/01/20	$2,275,000	$2,457,000
PC Nextco Holdings LLC / PC Nextco Finance, Inc.,
8.750%, due 08/15/19	325,000	326,625
Penn Virginia Resource Partners LP,
8.375%, due 06/01/20	1,121,000	1,221,890
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	415,000	436,788
PVR Partners LP,
6.500%, due 05/15/21	1,700,000	1,780,750
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	500,000	202,500
RBS Capital Trust II,
6.425%, due 01/03/34[2,3]	1,000,000	1,047,500
Realogy Group LLC,
7.875%, due 02/15/19[1]	350,000	365,750
Regency Energy Partners LP,
5.000%, due 10/01/22	375,000	369,375
6.500%, due 07/15/21	2,325,000	2,441,250
Revlon Consumer Products Corp.,
5.750%, due 02/15/21	1,500,000	1,470,000
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20	800,000	814,000
7.875%, due 08/15/19	925,000	982,813
9.875%, due 08/15/19	585,000	629,606
Rice Energy, Inc.,
6.250%, due 05/01/22[1]	1,225,000	1,194,375
Rite Aid Corp.,
9.250%, due 03/15/20	1,100,000	1,199,000
Roundy’s Supermarkets, Inc.,
10.250%, due 12/15/20[1]	1,400,000	1,295,000
Royal Caribbean Cruises Ltd.,
5.250%, due 11/15/22	1,275,000	1,287,750
7.250%, due 06/15/16	250,000	270,625
7.500%, due 10/15/27	800,000	912,000
RR Donnelley & Sons Co.,
6.000%, due 04/01/24	925,000	913,437
7.875%, due 03/15/21	1,125,000	1,234,688
Sabine Pass Liquefaction LLC,
5.625%, due 02/01/21	4,925,000	5,060,438
6.250%, due 03/15/22[1]	2,150,000	2,262,875
Samson Investment Co.,
9.750%, due 02/15/20	1,175,000	1,066,313
SandRidge Energy, Inc.,
8.750%, due 01/15/20	1,150,000	1,184,500
SBA Telecommunications, Inc.,
5.750%, due 07/15/20	325,000	330,688
Sealed Air Corp.,
5.250%, due 04/01/23[1]	1,325,000	1,298,500
8.375%, due 09/15/21[1]	1,380,000	1,531,800
Service Corp. International,
5.375%, due 05/15/24[1]	1,375,000	1,378,438
ServiceMaster Co.,
7.000%, due 08/15/20	487,000	506,480
8.000%, due 02/15/20	1,428,000	1,510,110

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
SESI LLC,
7.125%, due 12/15/21	$1,100,000	$1,215,500
Seventy Seven Energy, Inc.,
6.500%, due 07/15/22[1]	1,975,000	1,940,438
Seventy Seven Operating LLC,
6.625%, due 11/15/19	780,000	801,450
Shingle Springs Tribal Gaming Authority.,
9.750%, due 09/01/21[1]	1,050,000	1,130,063
Sirius XM Radio, Inc.,
4.250%, due 05/15/20[1]	250,000	239,375
4.625%, due 05/15/23[1]	400,000	372,000
5.750%, due 08/01/21[1]	400,000	402,000
5.875%, due 10/01/20[1]	1,050,000	1,063,125
Spectrum Brands, Inc.,
6.375%, due 11/15/20	1,025,000	1,068,563
6.625%, due 11/15/22	150,000	157,500
Speedway Motorsports, Inc.,
6.750%, due 02/01/19	225,000	235,125
Springleaf Finance Corp.,
6.900%, due 12/15/17	1,205,000	1,280,313
Sprint Capital Corp.,
6.900%, due 05/01/19	2,275,000	2,391,594
8.750%, due 03/15/32	1,850,000	2,018,812
Sprint Communications, Inc.,
7.000%, due 03/01/20[1]	1,350,000	1,476,563
9.000%, due 11/15/18[1]	2,050,000	2,367,750
Sprint Corp.,
7.125%, due 06/15/24[1]	650,000	654,875
7.250%, due 09/15/21[1]	3,775,000	3,930,719
7.875%, due 09/15/23[1]	800,000	848,000
SPX Corp.,
6.875%, due 09/01/17	725,000	790,250
SquareTwo Financial Corp.,
11.625%, due 04/01/17	1,270,000	1,266,825
Standard Pacific Corp.,
8.375%, due 01/15/21	1,040,000	1,190,800
10.750%, due 09/15/16	750,000	858,750
Steel Dynamics, Inc.,
5.125%, due 10/01/21[1]	550,000	558,250
5.250%, due 04/15/23	850,000	856,375
5.500%, due 10/01/24[1]	375,000	376,875
Sugarhouse HSP Gaming Prop Mezz LP,
6.375%, due 06/01/21[1]	1,740,000	1,661,700
Summit Materials LLC / Summit Materials Finance Corp.,
10.500%, due 01/31/20	1,375,000	1,519,375
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.,
5.500%, due 08/15/22	475,000	465,500
Tenet Healthcare Corp.,
4.375%, due 10/01/21	450,000	430,875
6.000%, due 10/01/20	3,075,000	3,251,813
8.125%, due 04/01/22	750,000	823,125
Tesoro Logistics LP,
5.875%, due 10/01/20	1,017,000	1,052,595

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds — (concluded)
Corporate bonds — (concluded)
United States — (concluded)
T-Mobile USA, Inc.,
6.375%, due 03/01/25	$200,000	$199,500
6.625%, due 04/01/23	1,575,000	1,610,438
TMS International Corp.,
7.625%, due 10/15/21[1]	2,325,000	2,429,625
TransDigm, Inc.,
6.000%, due 07/15/22[1]	350,000	345,625
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1,5]	245,000	147,000
United Rentals North America, Inc.,
6.125%, due 06/15/23	1,250,000	1,284,375
UR Merger Sub Corp.,
8.250%, due 02/01/21	1,075,000	1,163,688
USG Corp.,
5.875%, due 11/01/21[1]	2,525,000	2,575,500
Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]	1,000,000	1,045,000
Virgin Media Finance PLC,
6.375%, due 04/15/23[1]	1,225,000	1,264,813
VPI Escrow Corp.,
6.375%, due 10/15/20[1]	3,525,000	3,621,938
Vulcan Materials Co.,
7.500%, due 06/15/21	1,530,000	1,790,100
WESCO Distribution, Inc.,
5.375%, due 12/15/21	1,575,000	1,563,188
West Corp.,
7.875%, due 01/15/19	410,000	427,425
Westmoreland Coal Co. / Westmoreland Partners,
10.750%, due 02/01/18	850,000	892,500
WideOpenWest Finance LLC,
10.250%, due 07/15/19	2,700,000	2,916,000
William Carter Co.,
5.250%, due 08/15/21	600,000	618,000
Windstream Corp.,
7.750%, due 10/01/21	2,600,000	2,769,000
WMG Acquisition Corp.,
5.625%, due 04/15/22[1]	25,000	25,000
6.000%, due 01/15/21[1]	1,285,000	1,301,063
WR Grace & Co-Conn,
5.125%, due 10/01/21[1]	700,000	711,375
Zions Bancorporation,
5.500%, due 11/16/15	30,000	30,972

Total United States corporate bonds		334,375,028

Total corporate bonds (cost $413,191,196)		412,742,675

	Shares
Short-term investment: 10.55%
Investment company: 10.55%
UBS Cash Management Prime Relationship Fund[6] (cost $48,007,564)	48,007,564	48,007,564

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Notional Amount	Value
Options purchased: 0.00%[7]
Options purchased on credit default swaps on credit indices: 0.00%[5,7]
Expiring 12/17/14. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified the CDX.NA.HY Series 22 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: MSCI (cost $21,285)	$5,000,000	$13,934

Total investments: 101.25% (cost $461,220,045)		460,764,173
Liabilities, in excess of cash and other assets — (1.25%)		(5,680,947)

Net assets — 100.00%		$455,083,226

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$5,704,789
Gross unrealized depreciation	(6,160,661)

Net unrealized depreciation of investments	$(455,872)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Total return swap agreements5

Counterparty	Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]		Upfront payments	Value	Unrealized depreciation
MLI	USD	30,000,000	12/29/14	3 month USD LIBOR	—	[9]	$—	$(539,679)	$(539,679)

Options written

	Expiration date	Premiums received	Value
Options written on credit default swaps on credit indices[5]
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: MSCI, Notional Amount USD 5,000,000	December 2014	71,775	(101,205)

Written swaptions activity for the period ended September 30, 2014 was as follows:

Premiums received
Swaptions outstanding at December 31, 2013	$—
Swaptions written	1,606,990
Swaptions terminated in closing purchase transactions	(1,535,215)
Swaptions expired prior to exercise	—

Swaptions outstanding at September 30, 2014	$71,775

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$412,742,675	$—	$412,742,675
Short-term investment	—	48,007,564	—	48,007,564
Options purchased	—	13,934	—	13,934
Total	$—	$460,764,173	$—	$460,764,173
Liabilities
Swap agreements	$—	$(539,679)	$—	$(539,679)
Options written	—	(101,205)	—	(101,205)
Total	$—	$(640,884)	$—	$(640,884)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

UBS High Yield Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $156,412,432 or 34.37% of net assets.

[2]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.
[3]	Perpetual investment. Date shown reflects the next call date.
[4]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[5]	Illiquid investment as of September 30, 2014.
[6]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/13	Purchases during the nine months ended 09/30/14	Sales during the nine months ended 09/30/14	Value 09/30/14	Net income earned from affiliate for the nine months ended 09/30/14
UBS Cash Management Prime Relationship Fund	$28,623,235	$185,076,681	$165,692,352	$48,007,564	$46,567

[7]	Amount represents less than 0.005%.
[8]	Payments made or received are based on the notional amount.
[9]	Payment is based on the performance of the underlying iBoxx USD Liquid High Yield Index.

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Bonds
Corporate bonds
Banks	17.56%
Capital markets	2.27
Chemicals	1.25
Construction materials	0.71
Diversified financial services	5.05
Electric utilities	4.60
Food & staples retailing	0.59
Metals & mining	2.34
Oil, gas & consumable fuels	10.20
Road & rail	2.33

Total corporate bonds	46.90%
Non-US government obligations	48.03
Structured note	1.12

Total bonds	96.05%
Short-term investment	4.36

Total investments	100.41%
Liabilities, in excess of cash and other assets	(0.41)

Net assets	100.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Bonds: 96.05%
Corporate bonds: 46.90%
Brazil: 6.18%
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]	$1,400,000	$1,411,200
Petrobras International Finance Co.,
6.750%, due 01/27/41	900,000	905,040

Total Brazil corporate bonds		2,316,240

Croatia: 0.59%
Agrokor DD,
8.875%, due 02/01/20[2]	200,000	219,592

Georgia: 0.75%
Georgian Railway JSC,
7.750%, due 07/11/22[1]	250,000	280,937

Hungary: 2.27%
Magyar Export-Import Bank RT,
5.500%, due 02/12/18[1]	800,000	849,704

Indonesia: 3.27%
Pertamina Persero PT,
6.000%, due 05/03/42[1]	700,000	668,885
6.450%, due 05/30/44[2]	550,000	557,453

Total Indonesia corporate bonds		1,226,338

Kazakhstan: 3.92%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[1]	550,000	592,900
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO,
6.250%, due 05/20/15[1]	850,000	876,562

Total Kazakhstan corporate bonds		1,469,462

Mexico: 0.71%
Cemex SAB de CV,
5.700%, due 01/11/25[2]	275,000	265,650

Morocco: 1.25%
OCP SA,
5.625%, due 04/25/24[2]	450,000	467,438

Nigeria: 3.51%
FBN Finance Co. BV,
8.000%, due 07/23/21[2,3]	1,300,000	1,316,250

Russia: 9.74%
Bank of Moscow Capital PL,
6.699%, due 03/11/15[1]	300,000	302,625
RSHB Capital SA for OJSC Russian
Agricultural Bank,
5.100%, due 07/25/18[1]	550,000	525,250
7.750%, due 05/29/18[1]	550,000	581,625
VEB Finance Ltd.,
6.800%, due 11/22/25[1]	600,000	582,132
6.902%, due 07/09/20[1]	200,000	201,250
VTB Capital SA,
6.000%, due 04/12/17[1]	600,000	598,500
6.950%, due 10/17/22[1]	900,000	856,125

Total Russia corporate bonds		3,647,507

South Africa: 0.83%
Eskom Holdings SOC Ltd.,
6.750%, due 08/06/23[1]	300,000	312,375

UBS Opportunistic Emerging Markets Debt Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Sri Lanka: 3.80%
National Savings Bank,
8.875%, due 09/18/18[1]		$1,250,000	$1,423,437

Turkey: 5.56%
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[1]		1,200,000	1,128,000
Turkiye Vakiflar Bankasi Tao,
5.000%, due 10/31/18[1]		950,000	954,750

Total Turkey corporate bonds			2,082,750

Venezuela: 4.52%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[1]		1,100,000	755,040
8.500%, due 11/02/17[1]		850,000	669,290
9.000%, due 11/17/21[1]		400,000	267,000

Total Venezuela corporate bonds			1,691,330

Total corporate bonds (cost $17,707,500)			17,569,010

Non-US government obligations: 48.03%
Argentina: 3.02%
Republic of Argentina,
0.000%, due 12/15/35[4]		1,050,000	79,800
0.000%, due 12/15/35[4]		1,047,755	76,486
7.000%, due 10/03/15		1,050,000	976,296

			1,132,582

Belarus: 6.94%
Republic of Belarus,
8.750%, due 08/03/15[1]		2,550,000	2,601,000

Brazil: 7.93%
Federative Republic of Brazil,
6.000%, due 08/15/50[5]	BRL	1,100,000	1,067,936
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[5]		1,950,000	1,902,070

			2,970,006

China: 0.20%
China Government Bond,
2.480%, due 12/01/20	CNY	500,000	76,741

Costa Rica: 4.03%
Banco Nacional de Costa Rica,
4.875%, due 11/01/18[2]		$1,500,000	1,511,250

Ecuador: 1.25%
Republic of Ecuador,
7.950%, due 06/20/24[2]		300,000	312,000
9.375%, due 12/15/15[1]		150,000	156,750

			468,750

Gabon: 2.41%
Gabonese Republic,
6.375%, due 12/12/24[2]		850,000	903,975

UBS Opportunistic Emerging Markets Debt Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount		Value
Bonds — (concluded)
Non-US government obligations — (concluded)
Ghana: 3.95%
Republic of Ghana,
7.875%, due 08/07/23[1]		$200,000	$200,300
7.875%, due 08/07/23[2]		321,206	321,688
8.500%, due 10/04/17[1]		893,000	957,742

			1,479,730

Hungary: 0.59%
MFB Magyar Fejlesztesi Bank Zrt,
6.250%, due 10/21/20[1]		200,000	219,400

Mexico: 2.01%
Mexican Udibonos,
Series S, 4.000%, due 11/15/40[5]	MXN	9,325,557	753,412

Nigeria: 5.60%
Nigeria Government International Bond,
5.125%, due 07/12/18[1]		$925,000	950,438
Nigeria Treasury Bills,
11.290%, due 04/23/15[6]	NGN	42,500,000	244,094
12.397%, due 04/09/15[6]		156,350,000	902,533

			2,097,065

Pakistan: 0.34%
Islamic Republic of Pakistan,
7.125%, due 03/31/16[1]		$125,000	126,250

Russia: 1.61%
Russian Federation,
7.000%, due 01/25/23	RUB	27,500,000	601,365

Turkey: 1.74%
Republic of Turkey,
7.000%, due 10/01/14	TRY	1,485,372	652,895

Venezuela: 4.58%
Republic of Venezuela,
8.250%, due 10/13/24[1]		$2,600,000	1,716,000

Zambia: 1.83%
Republic of Zambia,
8.500%, due 04/14/24[2]		600,000	684,000

Total Non-US government obligations (cost $19,476,529)			17,994,421

Structured note : 1.12%
Ghana: 1.12%
Standard Chartered Bank, 23.000%, due 08/21/17[2] (linked to Republic of Ghana, 23.000%, due 08/21/17), (cost $813,569)		1,350,000	420,182

Total bonds (cost $37,997,598)			35,983,613

	Shares
Short-term investment: 4.36%
Investment company: 4.36%
UBS Cash Management Prime Relationship Fund[7] (cost $1,632,769)		1,632,769	1,632,769

Total investments: 100.41% (cost $39,630,367)			37,616,382
Liabilities, in excess of cash and other assets — (0.41%)			(153,286)

Net assets — 100.00%			$37,463,096

UBS Opportunistic Emerging Markets Debt Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$737,009
Gross unrealized depreciation	(2,750,994)

Net unrealized depreciation of investments	$(2,013,985)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	CLP	232,650,000	USD	386,622	12/17/14	$232
BB	MXN	26,987,000	USD	2,025,857	12/17/14	27,036
BB	MYR	1,300,000	USD	397,493	12/17/14	3,238
BB	TRY	528,340	USD	235,582	12/17/14	7,996
CSI	BRL	5,548,000	USD	2,355,202	12/17/14	135,572
CSI	CNY	1,500,000	USD	242,923	12/17/14	133
CSI	USD	657,781	PEN	1,900,000	12/17/14	(8,363)
DB	THB	28,240,000	USD	872,278	12/17/14	4,436
DB	USD	793,206	MYR	2,550,000	12/17/14	(19,861)
DB	USD	875,192	PHP	38,550,000	12/17/14	(17,956)
DB	USD	43,558	RUB	1,670,000	12/17/14	(2,105)
GSI	BRL	720,000	USD	306,448	12/17/14	18,392
GSI	TRY	1,950,000	USD	863,596	12/17/14	23,619
GSI	USD	73,491	IDR	886,149,000	12/17/14	(1,747)
GSI	USD	811,554	INR	50,150,000	12/17/14	(13,199)
GSI	USD	422,590	ZAR	4,700,000	12/17/14	(11,500)
JPMCB	EUR	270,000	USD	361,238	11/20/14	20,097
Net unrealized appreciation on forward foreign currency contracts						$166,020

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 7 contracts (USD)	December 2014	$974,097	$965,344	$(8,753)
5 Year US Treasury Notes, 35 contracts (USD)	December 2014	4,149,647	4,139,023	(10,624)
US Treasury futures sell contracts:
US Long Bond, 13 contracts (USD)	December 2014	(1,997,005)	(1,982,500)	14,505
10 Year US Treasury Notes, 160 contracts (USD)	December 2014	(20,056,022)	(19,942,500)	113,522

Net unrealized appreciation on futures contracts				$108,650

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]	Upfront payments	Value	Unrealized (depreciation)
CITI	KRW	1,100,000,000	08/26/16	3.410%	3 month CD KSDA	$—	$(23,498)	$(23,498)
CSFB	ZAR	8,000,000	06/04/18	3 month JIBAR	6.400%	—	(23,177)	(23,177)
DB	ZAR	4,400,000	05/31/23	3 month JIBAR	7.480	—	(15,512)	(15,512)
GSI	TWD	32,500,000	08/26/16	1.280	3 month TWCPBA	—	(5,103)	(5,103)
MLI	KRW	1,300,000,000	01/20/19	3.380	3 month CD KSDA	—	(30,577)	(30,577)

						$—	$(97,867)	$(97,867)

UBS Opportunistic Emerging Markets Debt Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$17,569,010	$—	$17,569,010
Non-US government obligations	—	17,994,421	—	17,994,421
Structured note	—	420,182	—	420,182
Short-term investment	—	1,632,769	—	1,632,769
Forward foreign currency contracts	—	240,751	—	240,751
Futures contracts	128,027	—	—	128,027
Total	$128,027	$37,857,133	$—	$37,985,160
Liabilities
Forward foreign currency contracts	$—	$(74,731)	$—	$(74,731)
Futures contracts	(19,377)	—	—	(19,377)
Swap agreements	—	(97,867)	—	(97,867)
Total	$(19,377)	$(172,598)	$—	$(191,975)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $20,765,467 or 55.43% of net assets.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $6,979,478 or 18.63% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.
[4]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[5]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

[6]	Rate shown is the discount rate at date of purchase.
[7]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/13	Purchases during the nine months ended 09/30/14	Sales during the nine months ended 09/30/14	Value 09/30/14	Net income earned from affiliate for the nine months ended 09/30/14
UBS Cash Management Prime Relationship Fund	$1,188,874	$19,421,022	$18,977,127	$1,632,769	$1,536

[8]	Payments made or received are based on the notional amount.

UBS Cash Management Prime Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Short-term investments: 99.89%
Certificates of deposit: 17.91%
Bank of Nova Scotia,
0.263%, due 03/18/15[1]	$5,000,000	$5,000,000
0.336%, due 10/30/15[1]	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.190%, due 11/04/14	7,000,000	7,000,000
BMO Harris Bank N.A.,
0.180%, due 12/16/14	7,000,000	7,000,000
0.190%, due 11/18/14	10,000,000	10,000,000
Branch Banking & Trust Co.,
0.100%, due 11/03/14	13,000,000	13,000,000
0.150%, due 01/06/15	7,000,000	7,000,000
Citibank N.A.,
0.170%, due 10/02/14	7,000,000	7,000,000
0.170%, due 11/03/14	5,000,000	5,000,000
0.170%, due 11/06/14	7,000,000	7,000,000
JPMorgan Chase Bank N.A.,
0.380%, due 12/04/14	6,000,000	6,000,000
National Australia Bank Ltd.,
0.232%, due 01/06/15[1]	6,000,000	6,000,000
Natixis
0.050%, due 10/06/14	10,000,000	10,000,000
0.130%, due 11/03/14	10,000,000	10,000,000
0.227%, due 09/03/15[1]	5,000,000	5,000,000
Nordea Bank Finland PLC,
0.290%, due 11/20/14	6,000,000	6,000,000
Rabobank Nederland NV,
0.284%, due 04/10/15[1]	6,000,000	6,000,000
Societe Generale,
0.274%, due 10/31/14[1]	6,000,000	6,000,000
Toronto-Dominion Bank,
0.230%, due 02/24/15	3,000,000	3,000,000

Total certificates of deposit (cost $130,000,000)		130,000,000

Commercial paper: 32.92%
Albion Capital LLC,
0.180%, due 11/17/14[2,3]	7,000,000	6,998,355
Antalis US Funding Corp.,
0.160%, due 10/10/14[2,3]	10,000,000	9,999,600
ASB Finance Ltd.,
0.244%, due 06/23/15[1,3]	5,000,000	5,000,000
Atlantic Asset Securitization LLC,
0.130%, due 10/10/14[2,3]	5,000,000	4,999,837
0.140%, due 10/29/14[2,3]	10,000,000	9,998,911
Barclays Bank PLC,
0.230%, due 11/12/14[2]	7,000,000	6,998,122
0.360%, due 11/07/14[3]	7,000,000	7,000,000
BNP Paribas Finance, Inc.,
0.060%, due 10/02/14[2]	15,000,000	14,999,975
CAFCO LLC,
0.180%, due 12/18/14[2,3]	5,000,000	4,998,050
Caisse Centrale Desjardins,
0.140%, due 10/06/14[2,3]	10,000,000	9,999,806
Cancara Asset Securitisation LLC,
0.135%, due 10/07/14[2,3]	4,000,000	3,999,910
0.140%, due 10/17/14[2,3]	5,000,000	4,999,689

UBS Cash Management Prime Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Short-term investments — (continued)
Commercial paper — (continued)
Commonwealth Bank of Australia,
0.229%, due 10/17/14[1,3]	$5,000,000	$5,000,000
General Electric Capital Corp.,
0.200%, due 02/02/15[2]	6,000,000	5,995,867
0.210%, due 03/04/15[2]	$6,000,000	5,994,610
Gotham Funding Corp.,
0.170%, due 12/08/14[2,3]	5,000,000	4,998,394
LMA Americas LLC,
0.150%, due 10/10/14[2,3]	5,000,000	4,999,812
Manhattan Asset Funding Co. LLC,
0.170%, due 10/23/14[2,3]	7,000,000	6,999,273
0.180%, due 10/02/14[2,3]	7,000,000	6,999,965
MetLife Short Term Funding LLC,
0.110%, due 10/06/14[2,3]	10,000,000	9,999,847
0.120%, due 11/03/14[2,3]	4,000,000	3,999,560
0.130%, due 10/15/14[2,3]	7,000,000	6,999,646
NRW.Bank,
0.110%, due 10/14/14[2,3]	15,000,000	14,999,404
Old Line Funding LLC,
0.190%, due 11/17/14[2]	5,000,000	4,998,760
0.190%, due 12/16/14[2]	8,000,000	7,996,791
0.230%, due 01/06/15[2]	3,000,000	2,998,141
PNC Bank N.A.,
0.300%, due 12/03/14	5,000,000	5,000,000
Regency Markets No. 1 LLC,
0.140%, due 10/15/14[2,3]	5,000,000	4,999,728
0.140%, due 10/20/14[2,3]	7,000,000	6,999,483
State Street Corp.,
0.160%, due 12/09/14[2]	10,000,000	9,996,933
Sumitomo Mitsui Banking Corp.,
0.200%, due 12/19/14[2,3]	5,000,000	4,997,806
Toyota Motor Credit Corp.,
0.210%, due 10/21/14[2]	7,000,000	6,999,183
Victory Receivables Corp.,
0.144%, due 10/08/14[2,3]	17,000,000	16,999,524

Total commercial paper (cost $238,964,982)		238,964,982

Short-term corporate obligations: 1.38%
Royal Bank of Canada,
0.282%, due 10/07/15[1,3]	5,000,000	5,000,000
Wells Fargo Bank N.A.,
0.373%, due 10/22/15[1]	5,000,000	5,000,000

Total short-term corporate obligations (cost $10,000,000)		10,000,000

US government and agency obligations: 19.16%
Federal Farm Credit Bank Funding Corp.,
0.090%, due 01/29/15[2]	10,000,000	9,997,000
Federal Home Loan Banks,
0.000%, due 10/03/14[2]	12,000,000	12,000,000
0.010%, due 10/17/14[2]	25,000,000	24,999,889
0.070%, due 10/10/14[2]	10,000,000	9,999,825
0.070%, due 12/05/14[2]	5,000,000	4,999,368
0.078%, due 01/16/15[2]	15,000,000	14,996,522
0.125%, due 06/02/15	5,000,000	4,998,667
0.170%, due 07/23/15[2]	5,000,000	4,993,035

UBS Cash Management Prime Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

	Face amount	Value
Short-term investments — (concluded)
US government and agency obligations — (concluded)
Federal National Mortgage Association,
0.500%, due 07/02/15	$5,000,000	$5,011,311
US Treasury Notes,
0.250%, due 09/30/15	7,000,000	7,007,535
0.500%, due 10/15/14	20,000,000	20,003,396
2.375%, due 10/31/14	20,000,000	20,037,760

Total US government and agency obligations (cost $139,044,308)		139,044,308

Non-US government obligations: 1.38%
Export Development Canada,
0.130%, due 01/06/15[1,3]	5,000,000	5,000,000
International Bank for Reconstruction & Development,
0.120%, due 06/01/15[1]	5,000,000	5,000,000

Total Non-US government obligations (cost $10,000,000)		10,000,000

Repurchase agreements: 27.14%
Repurchase agreement dated 09/30/14 with Goldman Sachs Group, Inc., 0.010% due 10/01/14 collateralized by $100,362,106 various US Government Agencies, 1.250% to 6.000%, due 01/30/17 to 04/18/36; (value - 109,140,001) proceeds: 107,000,030	107,000,000	107,000,000
Repurchase agreement dated 08/22/14 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.530% due 11/24/14 collateralized by $46,659,166 with various Corporate Issues, 0.000% to 7.000%, due 12/19/16 to 02/28/52; (value - $10,699,926); proceeds: $10,014,394[1,4,5]	10,000,000	10,000,000
Repurchase agreement dated 09/30/14 with Barclays Capital, Inc., 0.000% due 10/01/14 collateralized by $82,074,500 US Treasury Note, 2.125% due 09/30/21; (value - $81,600,027); proceeds: $80,000,000	80,000,000	80,000,000

Total repurchase agreements (cost $197,000,000)		197,000,000

Total short-term investments (cost $725,009,290)		725,009,290

Total investments: 99.89% (cost $725,009,290)[6]		725,009,290
Cash and other assets, less liabilities — 0.11%		817,080

Net assets — 100.00%		$725,826,370

UBS Cash Management Prime Relationship Fund

Portfolio of investments — September 30, 2014 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Certificates of deposit	$—	$130,000,000	$—	$130,000,000
Commercial paper	—	238,964,982	—	238,964,982
Short-term corporate obligations	—	10,000,000	—	10,000,000
US government and agency obligations	—	139,044,308	—	139,044,308
Non-US government obligations	—	10,000,000	—	10,000,000
Repurchase agreements	—	197,000,000	—	197,000,000
Total	$—	$725,009,290	$—	$725,009,290

[1]

Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at date of purchase.
[3]

Security exempt from registration pursuant to Section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities amounted to $176,986,600 or 24.38% of net assets.

[4]	Illiquid investment as of September 30, 2014.
[5]

Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of September 30, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of September 30, 2014.

[6]	Aggregate cost for federal income tax purposes which was the same for book purposes.

Portfolio acronyms
ADR	American Depositary Receipt
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
CVA	Dutch Certification — Depositary Certificate
GDR	Global Depositary Receipt
GE	General Electric
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference
REIT	Real Estate Investment Trust
TWCPBA	Taiwan Secondary Market Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSFB	Credit Suisse First Boston
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
MLI	Merrill Lynch International

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. Each Fund, with the exception of UBS Cash Management Prime Relationship Fund and UBS International Equity Relationship Fund, calculates its net asset value per share as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted. UBS Cash Management Prime Relationship Fund calculates its net asset value per share as of two hours prior to the close of the NYSE, which generally is 2:00 p.m. (Eastern time), on each day the NYSE is open for trading. UBS International Equity Relationship Fund calculates its net asset value per share as of 4:00 p.m. Eastern time on weekdays when the Fund is open for business.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the- counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of UBS Cash Management Prime Relationship Fund are valued using the amortized cost method of valuation. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semi-annual report to shareholders dated June 30, 2014.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 28, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date: November 28, 2014